UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05883
BNY Mellon Index Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
10/31/24
ITEM 1 - Reports to Stockholders

BNY Mellon International Stock Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Investor Shares – DIISX
This annual shareholder report contains important information about BNY Mellon International Stock Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares *	$ 66	0.60%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How d
id the
Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Investor Shares shares returned 21.33%.
  In comparison, the MSCI EAFE
  ®
  Index (the “Index”) returned 22.97% for the same period.
What affected the Fund’s performance?
  International developed-markets stocks generally rose during the period due to moderating inflation and easing central bank policies.
  All sectors except energy produced positive returns, with financials, industrials and information technology outperforming by the greatest margin.
  All countries except Portugal generated positive performance, with Japan, the UK and Germany delivering the strongest gains.
  Relatively weak returns were produced by the energy, consumer staples and consumer discretionary sectors, and by Portugal, New Zealand and Norway.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares shares to a hypothetical investment of $10,000 made in the MSCI EAFE
®
Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses.
Investors
cannot
invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Investor Shares	21.33%	5.72%	4.72%
MSCI EAFE® Index	22.97%	6.24%	5.27%
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 313	739	$ 1,127,390	3.67%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Japan
22.0%
United Kingdom
13.8%
France
10.8%
Switzerland
10.3%
Germany
9.0%
Australia
7.3%
Netherlands
4.7%
Denmark
3.3%
Sweden
3.2%
Spain
2.7%
Italy
2.6%
Hong Kong
2.1%
Singapore
1.5%
United States
1.1%
Finland
1.0%
Net Other Assets and Liabilities
4.7%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0079AR1024
BNY Mellon International Stock Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class I – DINIX
This annual shareholder report contains important information about BNY Mellon International Stock Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 39	0.35%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 21.64%.
  In comparison, the MSCI EAFE
  ®
  Index (the “Index”) returned 22.97% for the same period.
What affected the Fund’s performance?
  International developed-markets stocks generally rose during the period due to moderating inflation and easing central bank policies.
  All sectors except energy produced positive returns, with financials, industrials and information technology outperforming by the greatest margin.
  All countries except Portugal generated positive performance, with Japan, the UK and Germany delivering the strongest gains.
  Relatively weak returns were produced by the energy, consumer staples and consumer discretionary sectors, and by Portugal, New Zealand and Norway.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI EAFE
®
Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges
, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	21.64%	5.99%	4.94%
MSCI EAFE® Index	22.97%	6.24%	5.27%
Periods prior to the inception date of the Fund’s

Class I shares (8/31/2016) reflect the
performance
of the Fund’s

Investor

Shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
im.bny.com/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 313	739	$ 1,127,390	3.67%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds
or
other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
,
Distributor
,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-
403
7
AR102
4

BNY Mellon S&P 500 Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Ticker – PEOPX
This annual shareholder report contains important information about BNY Mellon S&P 500 Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon S&P 500 Index Fund *	$ 59	0.50%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s shares returned 37.34%.
  In comparison, the S&P 500
  ®
  Index (the “Index”) returned 38.00% for the same period.
What affected the Fund’s performance?
  Large-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.
  Gains were led by growth-oriented technology-related shares powered by interest in artificial intelligence developments.
  All sectors produced positive returns, with information technology, communication services and financials outperforming by the greatest margin.
  Relatively weak returns were produced by the energy, health care and consumer staples sectors.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in the S&P 500
®
Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses
. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
	1YR	5YR	10YR
BNY Mellon S&P 500 Index Fund	37.34%	14.70%	12.44%
S&P 500® Index	38.00%	15.27%	13.00%
The performance data quoted represent past performance,
which
is no guarantee of future results. For more
current
information visit
bny.com/investments/literaturecenter
..
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 2,412	506	$ 5,621,557	2.42%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment
of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
31.2%
Financials
13.2%
Health Care
11.0%
Consumer Discretionary
9.9%
Communication Services
9.0%
Industrials
8.4%
Consumer Staples
5.7%
Energy
3.3%
Utilities
2.5%
Real Estate
2.2%
Materials
2.1%
Investment Companies
1.4%
Net Other Assets and Liabilities
0.1%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0078AR1024

BNY Mellon Smallcap Stock Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Investor Shares – DISSX
This annual shareholder report contains important information about BNY Mellon Smallcap Stock Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares *	$ 59	0.51%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Investor Shares shares returned 29.52%.
  In comparison, the S&P SmallCap 600
  ®
  Index (the “Index”) returned 30.00% for the same period.
What affected the Fund’s performance?
  Small-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.
  Gains lagged those of large- and mid-cap stocks but outpaced mid-caps in the second half of the period
  All sectors except energy produced positive returns, with financials, real estate and industrials outperforming by the greatest margin.
  Relatively weak returns were produced by the energy, consumer staples and utilities sectors.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares shares to a hypothetical investment of $10,000 made in each of the S&P 1500
®
Index (a broad-based index) and S&P SmallCap 600
®
Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are
not
subject
to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Investor Shares	29.52%	8.72%	8.50%
S&P 1500 ® Index (broad-based index) *	37.54%	14.90%	12.71%
S&P SmallCap 600® Index	30.00%	9.20%	9.01%
*
In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results
.
For
more
current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,113	608	$ 2,797,843	40.52%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based
on
Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
19.4%
Industrials
18.1%
Consumer Discretionary
14.0%
Information Technology
11.1%
Health Care
10.9%
Real Estate
7.4%
Materials
5.3%
Energy
4.5%
Communication Services
3.6%
Consumer Staples
2.9%
Utilities
2.0%
Investment Companies
1.5%
Net Other Assets and Liabilities
-0.7%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-007
7
AR1024

BNY Mellon Smallcap Stock Index Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class I – DISIX
This annual shareholder report contains important information about BNY Mellon Smallcap Stock Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 30	0.26%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 29.83%.
  In comparison, the S&P SmallCap 600
  ®
  Index (the “Index”) returned 30.00% for the same period.
What affected the Fund’s performance?
  Small-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.
  Gains lagged those of large- and mid-cap stocks but outpaced mid-caps in the second half of the period
  All sectors except energy produced positive returns, with financials, real estate and industrials outperforming by the greatest margin.
  Relatively weak returns were produced by the energy, consumer staples and utilities sectors.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 1500
®
Index (a broad-based index) and S&P SmallCap 600
®
Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the
Fund
, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	29.83%	8.99%	8.73%
S&P 1500 ® Index (broad-based index) *	37.54%	14.90%	12.71%
S&P SmallCap 600® Index	30.00%	9.20%	9.01%
*
In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.

Periods prior to the inception date of the Fund’s

Class I shares (8/31/2016) reflect the performance of the Fund’s

Investor Shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results
.
For more current information visit
im.bny.com/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,113	608	$ 2,797,843	40.52%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the
investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-
4036
AR1024

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Gina France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $121,941 in 2023 and $124,379 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $24,810 in 2023 and $24,855 in 2024. These services consisted of (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies..

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $14,289 in 2023 and $14,289 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $20,211 in 2023 and $22,317 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $5,067 in 2023 and $5,749 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,779,328 in 2023 and $1,580,958 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

Not applicable.

BNY Mellon International Stock Index Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024

Class	Ticker
Investor	DIISX
I	DINIX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Stock Index Fund
Statement of Investments
October 31, 2024

Description	Shares	Value ($)
Common Stocks — 97.8%
Australia — 7.3%
Ampol Ltd.	4,587	84,027
ANZ Group Holdings Ltd.	55,940	1,137,256
APA Group	22,743	103,999
Aristocrat Leisure Ltd.	10,559	423,703
ASX Ltd.	3,548	151,016
BHP Group Ltd.	30,750	854,444
BHP Group Ltd.	63,529	1,764,486
BlueScope Steel Ltd.	8,371	110,856
Brambles Ltd.	25,889	310,714
CAR Group Ltd.	6,551	160,980
Cochlear Ltd.	1,250	230,993
Coles Group Ltd.	24,739	285,476
Commonwealth Bank of Australia	31,112	2,894,419
Computershare Ltd.	10,144	175,155
CSL Ltd.	8,984	1,684,255
Dexus	21,094	99,239
Endeavour Group Ltd.	29,667	91,393
Fortescue Ltd.	31,481	391,109
Goodman Group	31,775	756,734
Insurance Australia Group Ltd.	43,072	210,987
Macquarie Group Ltd.	6,747	1,018,292
Medibank Private Ltd.	50,233	117,747
Mineral Resources Ltd.	3,349	85,256
Mirvac Group	70,841	99,309
National Australia Bank Ltd.	57,500	1,454,275
Northern Star Resources Ltd.	21,124	244,846
Orica Ltd.	9,143	103,476
Origin Energy Ltd.	31,715	200,720
Pilbara Minerals Ltd. (a),(b)	54,615	100,796
Pro Medicus Ltd.	1,083	137,763
Qantas Airways Ltd. (a)	13,619	71,867
QBE Insurance Group Ltd.	28,215	318,806
Ramsay Health Care Ltd. (b)	3,516	92,373
REA Group Ltd. (b)	948	139,463
Reece Ltd.	4,215	62,575
Rio Tinto Ltd.	6,901	537,023
Santos Ltd.	60,111	266,866
Scentre Group	95,277	217,944
SEEK Ltd.	6,328	102,538
Seven Group Holdings Ltd.	3,754	102,059
Sonic Healthcare Ltd.	8,733	153,831
South32 Ltd.	86,539	208,592
Stockland	43,815	147,952
Suncorp Group Ltd.	23,321	272,813
Telstra Group Ltd.	74,591	186,565
The GPT Group	33,724	104,309
The Lottery Corp. Ltd.	42,727	139,237
Transurban Group	57,372	479,284

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Australia — 7.3% (continued)
Treasury Wine Estates Ltd.	15,691	116,143
Vicinity Ltd.	70,810	100,630
Washington H Soul Pattinson & Co. Ltd. (b)	4,440	97,029
Wesfarmers Ltd.	21,095	930,898
Westpac Banking Corp.	64,369	1,348,144
WiseTech Global Ltd.	3,099	238,099
Woodside Energy Group Ltd.	23,818	375,213
Woodside Energy Group Ltd.	11,479	178,971
Woolworths Group Ltd.	22,709	446,104
		22,919,049
Austria — .2%
Erste Group Bank AG	6,260	352,557
OMV AG	2,798	115,986
Verbund AG	1,286	105,637
voestalpine AG	1,599	33,007
		607,187
Belgium — .8%
Ageas SA	2,918	151,989
Anheuser-Busch InBev SA	16,705	994,684
D’ieteren Group	400	86,413
Elia Group SA	480	45,624
Groupe Bruxelles Lambert NV	114	8,212
Groupe Bruxelles Lambert NV	1,430	102,808
KBC Group NV	4,267	309,488
Lotus Bakeries NV	8	104,622
Sofina SA	257	62,819
Syensqo SA	1,431	109,998
UCB SA	2,393	460,370
Warehouses De Pauw, CVA	3,420	81,210
		2,518,237
Chile — .0%
Antofagasta PLC	7,251	163,650
Denmark — 3.3%
AP Moller - Maersk A/S, Cl. A	51	77,658
AP Moller - Maersk A/S, Cl. B	85	133,879
Carlsberg A/S, Cl. B	1,759	194,096
Coloplast A/S, Cl. B	2,363	294,683
Danske Bank A/S	12,985	383,134
Demant A/S (a)	1,963	72,059
DSV A/S	3,794	825,703
Genmab A/S (a)	1,168	260,669
Novo Nordisk A/S, Cl. B	59,871	6,694,398
Novonesis (Novozymes), Cl. B	6,551	411,057
Orsted A/S (a),(c)	3,480	203,343
Pandora A/S	1,496	226,397
Rockwool A/S, Cl. B	186	80,210
Tryg A/S	6,052	142,762

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Denmark — 3.3% (continued)
Vestas Wind Systems A/S (a)	19,070	358,814
Zealand Pharma A/S (a)	1,229	141,831
		10,500,693
Finland — 1.0%
Elisa OYJ	2,772	131,873
Fortum OYJ	8,548	126,044
Kesko OYJ, Cl. B	5,293	113,478
Kone OYJ, Cl. B	6,194	338,984
Metso OYJ	12,046	114,756
Neste OYJ	7,601	121,865
Nokia OYJ	100,850	474,064
Nordea Bank Abp	58,651	687,979
Orion OYJ, Cl. B	1,892	91,864
Sampo OYJ, Cl. A	9,293	412,620
Stora Enso OYJ, Cl. R	11,173	124,738
UPM-Kymmene OYJ	9,922	290,777
Wartsila OYJ Abp	9,118	173,778
		3,202,820
France — 10.8%
Accor SA	3,750	170,042
Aeroports de Paris SA	670	79,666
Air Liquide SA	10,747	1,925,809
Airbus SE	11,046	1,683,290
Alstom SA (a)	6,125	134,342
Amundi SA (c)	1,062	77,162
Arkema SA	1,028	90,375
AXA SA	33,781	1,266,470
BioMerieux	721	80,547
BNP Paribas SA	18,919	1,292,417
Bollore SE	13,159	81,836
Bouygues SA	3,370	107,945
Bureau Veritas SA	6,107	193,255
Capgemini SE	2,888	497,873
Carrefour SA	10,083	159,799
Cie Generale des Etablissements Michelin SCA	12,543	422,452
Compagnie de Saint-Gobain SA	8,432	765,207
Covivio SA/France	1,085	61,809
Credit Agricole SA	19,688	301,852
Danone SA	12,001	857,465
Dassault Aviation SA	346	69,763
Dassault Systemes SE	12,682	432,997
Edenred SE	4,501	145,270
Eiffage SA	1,405	130,673
Engie SA	33,954	568,880
EssilorLuxottica SA	5,526	1,299,405
Eurazeo SE	888	67,877
Gecina SA	897	95,708
Getlink SE	5,238	88,942
Hermes International SCA	589	1,337,272

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
France — 10.8% (continued)
Ipsen SA	734	89,148
Kering SA	1,402	349,431
Klepierre SA	4,094	130,886
La Francaise des Jeux SAEM (c)	1,762	75,299
Legrand SA	4,875	546,173
L’Oreal SA	4,473	1,684,449
LVMH Moet Hennessy Louis Vuitton SE	5,114	3,393,300
Orange SA	34,141	374,944
Pernod Ricard SA	3,767	470,374
Publicis Groupe SA	4,255	453,703
Renault SA	3,432	157,238
Rexel SA (b)	4,048	111,488
Safran SA	6,354	1,441,613
Sanofi SA	21,187	2,235,439
Sartorius Stedim Biotech	508	101,329
Schneider Electric SE	10,165	2,629,736
SEB SA	480	50,619
Societe Generale SA	13,506	389,680
Sodexo SA	1,713	148,713
Teleperformance SE	1,050	110,215
Thales SA	1,746	281,486
TotalEnergies SE	40,115	2,509,133
Unibail-Rodamco-Westfield	2,240	182,716
Veolia Environnement SA	12,632	400,188
Vinci SA	9,299	1,039,333
Vivendi SE	13,889	148,510
		33,991,543
Germany — 8.6%
adidas AG	3,012	718,088
Allianz SE	7,282	2,293,491
BASF SE	16,592	805,920
Bayer AG	18,263	491,707
Bayerische Motoren Werke AG	5,928	466,379
Bechtle AG	1,359	46,351
Beiersdorf AG	1,845	248,983
Brenntag SE	2,472	161,071
Carl Zeiss Meditec AG-BR	751	47,005
Commerzbank AG	18,719	331,659
Continental AG	1,991	124,020
Covestro AG (a),(c)	3,474	219,875
CTS Eventim AG & Co. KGaA	1,195	125,403
Daimler Truck Holding AG	9,179	379,771
Delivery Hero SE (a),(c)	3,430	145,215
Deutsche Bank AG	35,227	599,831
Deutsche Boerse AG	3,532	821,189
Deutsche Lufthansa AG	11,088	76,751
Deutsche Post AG	18,962	761,712
Deutsche Telekom AG	64,888	1,964,875
E.ON SE	41,736	563,700

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Germany — 8.6% (continued)
Evonik Industries AG	4,959	109,140
Fresenius Medical Care AG & Co. KGaA	3,712	144,994
Fresenius SE & Co. KGaA (a)	7,853	286,006
GEA Group AG	2,777	136,826
Hannover Rueck SE	1,118	293,861
Heidelberg Materials AG	2,533	278,806
Henkel AG & Co. KGaA	1,964	153,198
Infineon Technologies AG	24,277	766,637
Knorr-Bremse AG	1,367	112,430
LEG Immobilien SE	1,392	131,904
Mercedes-Benz Group AG	13,922	843,499
Merck KGaA	2,403	397,366
MTU Aero Engines AG	1,001	327,411
Muenchener Rueckversicherungs-Gesellschaft AG	2,487	1,274,216
Nemetschek SE	1,026	110,950
Puma SE	2,060	93,622
Rational AG	100	97,946
Rheinmetall AG	810	417,337
RWE AG	11,754	380,777
SAP SE	19,412	4,537,190
Scout24 SE (c)	1,327	114,232
Siemens AG	14,128	2,742,486
Siemens Energy AG (a)	12,007	490,366
Siemens Healthineers AG (c)	5,242	273,543
Symrise AG	2,411	290,298
Talanx AG	1,264	97,574
Vonovia SE	13,767	453,137
Zalando SE (a),(c)	4,266	128,235
		26,876,983
Hong Kong — 2.1%
AIA Group Ltd.	207,200	1,648,731
BOC Hong Kong Holdings Ltd.	70,500	230,314
CK Asset Holdings Ltd.	36,475	149,398
CK Hutchison Holdings Ltd.	50,475	264,521
CK Infrastructure Holdings Ltd.	12,500	88,432
CLP Holdings Ltd.	31,288	265,807
Futu Holdings Ltd., ADR (a)	1,098	104,299
Galaxy Entertainment Group Ltd.	40,277	177,394
Hang Seng Bank Ltd.	14,500	177,339
Henderson Land Development Co. Ltd.	25,138	80,858
HKT Trust & HKT Ltd.	69,660	86,546
Hong Kong & China Gas Co. Ltd.	205,267	159,191
Hong Kong Exchanges & Clearing Ltd.	22,342	892,728
Hongkong Land Holdings Ltd.	20,600	88,466
Jardine Matheson Holdings Ltd.	3,046	116,859
Link REIT	47,439	221,167
MTR Corp. Ltd.	30,256	110,120
Power Assets Holdings Ltd.	25,500	169,680
Prudential PLC	50,994	420,162

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Hong Kong — 2.1% (continued)
Sino Land Co. Ltd. (b)	75,631	75,676
SITC International Holdings Co. Ltd.	24,000	67,781
Sun Hung Kai Properties Ltd.	27,199	294,353
Swire Pacific Ltd., Cl. A	6,500	54,497
Techtronic Industries Co. Ltd.	25,365	363,357
The Wharf Holdings Ltd. (b)	19,000	53,727
WH Group Ltd. (c)	150,385	116,495
Wharf Real Estate Investment Co. Ltd.	29,311	88,032
		6,565,930
Ireland — .8%
AerCap Holdings NV	3,606	337,341
AIB Group PLC	34,449	183,536
Bank of Ireland Group PLC	19,248	176,171
DCC PLC	1,815	114,834
Experian PLC	17,083	834,460
James Hardie Industries PLC-CDI (a)	8,020	256,119
Kerry Group PLC, Cl. A	2,872	285,916
Kingspan Group PLC	2,873	252,230
		2,440,607
Israel — .8%
Azrieli Group Ltd.	750	57,428
Bank Hapoalim BM	23,306	243,211
Bank Leumi Le-Israel BM	27,756	282,349
Check Point Software Technologies Ltd. (a)	1,651	285,970
CyberArk Software Ltd. (a)	809	223,705
Elbit Systems Ltd.	518	118,609
Global-e Online Ltd. (a)	1,965	75,535
ICL Group Ltd.	14,585	60,169
Israel Discount Bank Ltd., Cl. A	23,281	137,009
Mizrahi Tefahot Bank Ltd.	2,720	112,361
Monday.com Ltd. (a)	712	209,235
NICE Ltd. (a)	1,172	204,123
Teva Pharmaceutical Industries Ltd., ADR (a)	20,828	384,068
Wix.com Ltd. (a)	973	162,608
		2,556,380
Italy — 2.6%
Amplifon SpA	2,343	65,675
Banco BPM SpA	24,629	166,723
Davide Campari-Milano NV (b)	12,134	81,850
DiaSorin SpA	363	39,501
Enel SpA	151,197	1,146,790
Eni SpA	42,741	651,091
Ferrari NV	2,343	1,120,091
FinecoBank SpA	11,257	180,618
Generali	18,961	527,259
Infrastrutture Wireless Italiane SpA (c)	6,516	73,442
Intesa Sanpaolo SpA	271,899	1,165,573
Leonardo SpA	7,495	179,254
Mediobanca Banca di Credito Finanziario SpA	9,185	151,675

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Italy — 2.6% (continued)
Moncler SpA	4,032	224,447
Nexi SpA (a),(c)	11,215	71,097
Poste Italiane SpA (c)	8,917	125,964
Prysmian SpA	4,938	349,585
Recordati Industria Chimica E Farmaceutica SpA	1,870	106,195
Snam SpA	37,567	180,587
Telecom Italia SpA (a),(b)	186,378	47,296
Terna Rete Elettrica Nazionale	26,215	227,445
UniCredit SpA	27,388	1,213,373
		8,095,531
Japan — 22.0%
Advantest Corp.	14,200	817,929
Aeon Co. Ltd.	12,300	300,951
AGC, Inc.	3,460	105,626
Aisin Corp.	10,200	105,595
Ajinomoto Co., Inc.	8,600	331,573
ANA Holdings, Inc.	2,900	57,015
Asahi Group Holdings Ltd.	27,300	327,669
Asahi Kasei Corp.	23,700	163,145
Asics Corp.	12,500	219,937
Astellas Pharma, Inc.	33,595	393,594
Bandai Namco Holdings, Inc.	11,050	231,501
Bridgestone Corp.	10,600	375,613
Brother Industries Ltd.	4,300	83,675
Canon, Inc.	17,317	561,893
Capcom Co. Ltd.	6,400	126,759
Central Japan Railway Co.	14,500	301,009
Chubu Electric Power Co., Inc.	12,100	138,489
Chugai Pharmaceutical Co. Ltd.	12,484	595,648
Concordia Financial Group Ltd.	20,200	99,801
Dai Nippon Printing Co. Ltd.	6,800	118,055
Daifuku Co. Ltd.	5,900	111,184
Dai-ichi Life Holdings, Inc.	17,100	425,857
Daiichi Sankyo Co. Ltd.	34,349	1,111,292
Daikin Industries Ltd.	4,900	574,391
Daito Trust Construction Co. Ltd.	1,100	121,461
Daiwa House Industry Co. Ltd.	10,400	309,282
Daiwa Securities Group, Inc.	24,700	159,572
Denso Corp.	35,100	499,400
Dentsu Group, Inc.	3,700	113,556
Disco Corp.	1,700	480,015
East Japan Railway Co.	17,100	341,674
Eisai Co. Ltd.	4,900	168,062
ENEOS Holdings, Inc.	52,726	264,788
FANUC Corp. (b)	17,545	464,028
Fast Retailing Co. Ltd.	3,574	1,145,197
Fuji Electric Co. Ltd.	2,600	132,286
FUJIFILM Holdings Corp.	20,800	493,275
Fujitsu Ltd.	30,800	566,006

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Japan — 22.0% (continued)
Hamamatsu Photonics K.K.	5,400	71,688
Hankyu Hanshin Holdings, Inc.	4,200	113,928
Hikari Tsushin, Inc.	300	60,515
Hitachi Construction Machinery Co. Ltd.	2,100	45,653
Hitachi Ltd.	86,200	2,169,499
Honda Motor Co. Ltd.	83,477	837,449
Hoshizaki Corp.	2,000	65,532
Hoya Corp.	6,500	866,286
Hulic Co. Ltd.	7,000	64,746
Ibiden Co. Ltd.	2,100	67,032
Idemitsu Kosan Co. Ltd.	17,475	118,792
Inpex Corp.	17,900	234,638
Isuzu Motors Ltd.	11,600	149,932
ITOCHU Corp.	22,100	1,090,124
Japan Airlines Co. Ltd.	2,600	41,601
Japan Exchange Group, Inc.	18,300	214,196
Japan Post Bank Co. Ltd.	27,200	244,086
Japan Post Holdings Co. Ltd.	35,800	328,970
Japan Post Insurance Co. Ltd.	3,500	57,542
Japan Real Estate Investment Corp.	22	80,012
Japan Tobacco, Inc.	22,300	617,183
JFE Holdings, Inc.	11,160	134,410
Kajima Corp.	7,300	125,009
Kao Corp.	8,600	380,777
Kawasaki Kisen Kaisha Ltd.	7,700	105,085
KDDI Corp.	28,563	892,505
Keisei Electric Railway Co. Ltd.	2,200	57,021
Keyence Corp.	3,640	1,632,253
Kikkoman Corp.	13,000	152,376
Kirin Holdings Co. Ltd.	14,800	217,341
Kobe Bussan Co. Ltd.	2,600	63,645
Kokusai Electric Corp. (b)	2,700	49,613
Komatsu Ltd.	17,000	439,933
Konami Group Corp.	1,900	174,969
Kubota Corp.	18,800	239,737
Kyocera Corp.	23,700	240,748
Kyowa Kirin Co. Ltd.	4,205	69,253
Lasertec Corp.	1,500	223,928
LY Corp.	52,100	140,656
M3, Inc.	8,200	84,139
Makita Corp.	4,600	150,143
Marubeni Corp.	26,300	390,568
Matsukiyococokara & Co.	5,900	79,917
Mazda Motor Corp.	11,000	77,970
McDonald’s Holdings Co. Japan Ltd.	1,700	71,934
MEIJI Holdings Co. Ltd.	4,584	106,718
Minebea Mitsumi, Inc.	6,800	120,120
Mitsubishi Chemical Group Corp.	26,080	139,940
Mitsubishi Corp.	62,194	1,134,651

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Japan — 22.0% (continued)
Mitsubishi Electric Corp.	35,400	544,078
Mitsubishi Estate Co. Ltd.	21,700	320,585
Mitsubishi HC Capital, Inc.	15,800	106,548
Mitsubishi Heavy Industries Ltd.	59,600	833,657
Mitsubishi UFJ Financial Group, Inc.	206,390	2,154,625
Mitsui & Co. Ltd.	47,800	968,574
Mitsui Chemicals, Inc.	3,300	75,199
Mitsui Fudosan Co. Ltd.	49,658	422,746
Mitsui O.S.K. Lines Ltd.	6,500	219,409
Mizuho Financial Group, Inc.	44,850	936,545
MonotaRO Co. Ltd.	4,900	74,372
MS&AD Insurance Group Holdings, Inc.	23,871	526,703
Murata Manufacturing Co. Ltd.	31,500	548,129
NEC Corp.	4,580	388,889
NEXON Co. Ltd.	6,100	107,353
Nidec Corp.	15,600	309,902
Nintendo Co. Ltd.	19,350	1,024,308
Nippon Building Fund, Inc.	135	115,558
Nippon Paint Holdings Co. Ltd.	17,200	131,296
Nippon Prologis REIT, Inc.	44	70,869
Nippon Sanso Holdings Corp.	3,400	117,599
Nippon Steel Corp.	15,761	314,331
Nippon Telegraph & Telephone Corp.	555,500	535,917
Nippon Yusen KK	8,640	287,512
Nissan Motor Co. Ltd. (b)	45,000	118,848
Nissin Foods Holdings Co. Ltd.	3,900	105,471
Nitori Holdings Co. Ltd.	1,500	190,470
Nitto Denko Corp.	13,100	215,408
Nomura Holdings, Inc.	55,600	284,788
Nomura Real Estate Holdings, Inc.	1,900	46,764
Nomura Research Institute Ltd.	6,949	207,872
NTT Data Group Corp.	11,800	186,316
Obayashi Corp.	11,800	144,247
OBIC Co. Ltd.	6,000	195,959
Olympus Corp.	21,700	381,705
Omron Corp.	3,300	130,054
Ono Pharmaceutical Co. Ltd.	6,600	82,960
Oracle Corp.	600	57,572
Oriental Land Co. Ltd.	20,200	489,519
ORIX Corp.	21,500	451,529
Osaka Gas Co. Ltd.	6,900	147,935
Otsuka Corp.	4,400	99,006
Otsuka Holdings Co. Ltd.	7,900	476,661
Pan Pacific International Holdings Corp.	6,800	168,669
Panasonic Holdings Corp.	43,395	347,723
Rakuten Group, Inc. (a)	27,800	165,356
Recruit Holdings Co. Ltd.	27,600	1,692,484
Renesas Electronics Corp.	31,300	420,024
Resona Holdings, Inc.	38,300	255,085

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Japan — 22.0% (continued)
Ricoh Co. Ltd.	9,800	106,134
Rohm Co. Ltd.	6,800	75,363
SBI Holdings, Inc.	5,230	114,742
SCREEN Holdings Co. Ltd.	1,600	102,697
SCSK Corp.	2,700	50,299
Secom Co. Ltd.	7,800	276,908
Seiko Epson Corp.	5,100	92,660
Sekisui Chemical Co. Ltd.	7,400	104,209
Sekisui House Ltd.	11,100	268,637
Seven & i Holdings Co. Ltd.	41,180	589,926
SG Holdings Co. Ltd.	5,500	54,983
Shimadzu Corp.	4,300	126,761
Shimano, Inc.	1,400	207,362
Shin-Etsu Chemical Co. Ltd.	33,500	1,239,945
Shionogi & Co. Ltd.	14,000	199,694
Shiseido Co. Ltd.	7,200	151,513
Shizuoka Financial Group, Inc.	8,400	66,835
SMC Corp.	1,000	427,446
SoftBank Corp.	530,900	669,396
SoftBank Group Corp.	19,140	1,164,721
Sompo Holdings, Inc.	17,510	374,383
Sony Group Corp.	116,100	2,041,073
Subaru Corp.	10,900	194,660
Sumco Corp.	6,600	63,152
Sumitomo Corp.	19,300	402,587
Sumitomo Electric Industries Ltd.	13,100	201,430
Sumitomo Metal Mining Co. Ltd.	4,400	121,958
Sumitomo Mitsui Financial Group, Inc.	69,800	1,473,610
Sumitomo Mitsui Trust Holdings, Inc.	12,028	265,343
Sumitomo Realty & Development Co. Ltd.	5,300	157,235
Suntory Beverage & Food Ltd.	2,400	80,949
Suzuki Motor Corp.	29,200	287,959
Sysmex Corp.	9,500	175,990
T&D Holdings, Inc.	8,800	139,689
Taisei Corp.	3,200	135,324
Takeda Pharmaceutical Co. Ltd.	29,623	825,169
TDK Corp.	36,100	426,560
Terumo Corp.	24,900	474,451
The Chiba Bank Ltd.	9,100	66,609
The Kansai Electric Power Co., Inc.	13,399	213,610
TIS, Inc.	3,800	94,700
Toho Co. Ltd.	2,000	76,370
Tokio Marine Holdings, Inc.	34,900	1,241,008
Tokyo Electric Power Co. Holdings, Inc. (a)	28,672	115,588
Tokyo Electron Ltd.	8,300	1,234,079
Tokyo Gas Co. Ltd.	7,000	172,033
Tokyu Corp.	9,410	115,883
TOPPAN Holdings, Inc.	4,600	134,498
Toray Industries, Inc.	25,900	140,745

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Japan — 22.0% (continued)
TOTO Ltd.	2,600	72,841
Toyota Industries Corp.	2,800	193,835
Toyota Motor Corp.	190,875	3,290,280
Toyota Tsusho Corp.	12,100	205,741
Trend Micro, Inc.	2,400	125,551
Unicharm Corp.	7,600	243,481
West Japan Railway Co.	7,900	139,476
Yakult Honsha Co. Ltd.	4,800	104,250
Yamaha Motor Co. Ltd.	16,200	141,021
Yaskawa Electric Corp.	4,300	123,072
Yokogawa Electric Corp.	4,500	100,168
Zensho Holdings Co. Ltd.	1,700	85,632
ZOZO, Inc.	2,300	74,681
		68,805,600
Jordan — .0%
Hikma Pharmaceuticals PLC	3,276	78,310
Luxembourg — .2%
ArcelorMittal SA	8,608	213,328
Eurofins Scientific SE	2,599	128,121
Tenaris SA	9,027	148,664
		490,113
Macau — .0%
Sands China Ltd. (a)	43,813	111,486
Netherlands — 4.7%
ABN AMRO Bank NV-CVA (c)	8,276	137,235
Adyen NV (a),(c)	404	614,541
Aegon Ltd.	24,260	153,315
Akzo Nobel NV	3,148	200,848
argenx SE (a)	1,103	648,425
ASM International NV	872	483,483
ASML Holding NV	7,428	4,994,637
ASR Nederland NV	3,034	144,197
BE Semiconductor Industries NV	1,382	146,433
Euronext NV (c)	1,544	170,355
EXOR NV	1,795	190,438
Ferrovial SE	9,700	387,997
Heineken Holding NV	2,368	164,456
Heineken NV	5,354	439,212
IMCD NV	1,104	175,128
ING Groep NV	61,409	1,042,399
JDE Peet’s NV	2,324	52,382
Koninklijke Ahold Delhaize NV	17,416	574,648
Koninklijke KPN NV	75,598	295,405
Koninklijke Philips NV (a)	14,821	389,055
NN Group NV	5,095	250,755
Prosus NV (a)	26,353	1,109,645
QIAGEN NV (a)	3,964	168,657
Randstad NV	1,918	88,637
Stellantis NV	14,164	195,286

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Netherlands — 4.7% (continued)
Stellantis NV	25,176	346,856
Universal Music Group NV	15,303	384,994
Wolters Kluwer NV	4,620	778,645
		14,728,064
New Zealand — .3%
Auckland International Airport Ltd.	26,832	117,137
Fisher & Paykel Healthcare Corp. Ltd.	11,221	240,859
Mercury NZ Ltd. (b)	12,516	49,337
Meridian Energy Ltd.	24,249	86,188
Spark New Zealand Ltd.	35,763	62,121
Xero Ltd. (a)	2,680	260,189
		815,831
Norway — .6%
Aker BP ASA (b)	6,119	130,255
DNB Bank ASA	16,914	349,498
Equinor ASA	15,575	373,264
Gjensidige Forsikring ASA	3,811	68,841
Kongsberg Gruppen ASA	1,654	172,305
Mowi ASA	8,405	144,635
Norsk Hydro ASA	25,607	157,722
Orkla ASA	12,465	115,161
Salmar ASA	1,288	65,323
Telenor ASA	11,043	135,654
Yara International ASA	2,859	85,858
		1,798,516
Poland — .0%
InPost SA (a)	3,883	75,778
Portugal — .2%
EDP - Energias de Portugal SA	58,192	228,422
Galp Energia SGPS SA	8,548	145,761
Jeronimo Martins SGPS SA	5,390	105,060
		479,243
Singapore — 1.5%
Capitaland Ascendas REIT	71,727	145,882
CapitaLand Integrated Commercial Trust	107,159	162,855
CapitaLand Investment Ltd.	41,300	87,066
DBS Group Holdings Ltd.	37,072	1,066,903
Genting Singapore Ltd.	115,727	72,945
Grab Holdings Ltd., Cl. A (a)	40,392	164,799
Keppel Ltd.	26,500	127,843
Oversea-Chinese Banking Corp. Ltd.	62,924	715,521
Sea Ltd., ADR (a)	6,881	647,158
Sembcorp Industries Ltd.	16,000	60,903
Singapore Airlines Ltd. (b)	28,933	141,242
Singapore Exchange Ltd.	15,400	132,104
Singapore Technologies Engineering Ltd.	29,700	101,819
Singapore Telecommunications Ltd.	138,151	326,951

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Singapore — 1.5% (continued)
United Overseas Bank Ltd.	23,463	565,042
Wilmar International Ltd.	37,700	91,191
		4,610,224
Spain — 2.7%
Acciona SA	464	59,282
ACS Actividades de Construccion y Servicios SA	3,414	163,421
Aena SME SA (c)	1,394	307,927
Amadeus IT Group SA	8,375	607,898
Banco Bilbao Vizcaya Argentaria SA	107,139	1,067,086
Banco de Sabadell SA	105,116	205,274
Banco Santander SA	288,036	1,408,563
CaixaBank SA	67,556	411,099
Cellnex Telecom SA (c)	9,850	360,140
EDP Renovaveis SA	5,888	79,311
Endesa SA	5,721	123,286
Grifols SA (a)	4,951	55,336
Iberdrola SA	113,537	1,683,855
Industria de Diseno Textil SA	20,278	1,155,513
Redeia Corp. SA	7,594	140,327
Repsol SA	22,573	281,259
Telefonica SA	73,721	345,778
		8,455,355
Sweden — 3.2%
AddTech AB, Cl. B	5,000	138,008
Alfa Laval AB	5,298	234,922
Assa Abloy AB, Cl. B	18,633	582,849
Atlas Copco AB, Cl. A	49,933	828,190
Atlas Copco AB, Cl. B	29,016	424,076
Beijer Ref AB	7,023	104,833
Boliden AB	4,974	155,383
Epiroc AB, Cl. A	12,139	238,066
Epiroc AB, Cl. B	7,380	126,775
EQT AB	6,873	199,563
Essity AB, Cl. B	11,144	314,672
Evolution AB (c)	3,306	312,216
Fastighets AB Balder, Cl. B (a)	11,880	92,091
Getinge AB, Cl. B	4,289	75,314
H & M Hennes & Mauritz AB, Cl. B (b)	10,411	154,219
Hexagon AB, Cl. B	38,991	363,509
Holmen AB, Cl. B	1,257	49,806
Husqvarna AB, Cl. B (b)	7,001	45,048
Industrivarden AB, Cl. A	2,389	82,294
Industrivarden AB, Cl. C	2,992	102,839
Indutrade AB	4,880	132,286
Investment AB Latour, Cl. B	2,536	69,886
Investor AB, Cl. B	32,176	910,975
L E Lundbergforetagen AB, Cl. B	1,438	71,094
Lifco AB, Cl. B	4,262	126,877
Nibe Industrier AB, Cl. B (b)	28,824	140,321

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Sweden — 3.2% (continued)
Saab AB, Cl. B	6,133	126,210
Sagax AB, Cl. B	4,223	101,067
Sandvik AB	19,821	391,534
Securitas AB, Cl. B	9,450	110,849
Skandinaviska Enskilda Banken AB, Cl. A	29,203	412,646
Skanska AB, Cl. B	6,419	130,348
SKF AB, Cl. B	6,101	116,187
Svenska Cellulosa AB SCA, Cl. B	11,575	153,097
Svenska Handelsbanken AB, Cl. A	26,829	279,141
Swedbank AB, Cl. A	15,774	320,285
Swedish Orphan Biovitrum AB (a)	3,658	114,379
Tele2 AB, Cl. B	10,513	110,163
Telefonaktiebolaget LM Ericsson, Cl. B	51,571	429,120
Telia Co. AB	42,069	122,198
Trelleborg AB, Cl. B	4,126	137,919
Volvo AB, Cl. A	4,030	105,612
Volvo AB, Cl. B	29,529	766,529
Volvo Car AB, Cl. B (a),(b)	15,086	32,441
		10,035,837
Switzerland — 10.3%
ABB Ltd.	29,400	1,632,858
Adecco Group AG	3,290	103,160
Alcon AG	9,289	852,029
Avolta AG	1,769	70,225
Bachem Holding AG	615	48,853
Baloise Holding AG	781	150,134
Banque Cantonale Vaudoise	548	54,553
Barry Callebaut AG	62	108,400
BKW AG	418	73,523
Chocoladefabriken Lindt & Spruengli AG	19	223,309
Chocoladefabriken Lindt & Spruengli AG-PC	2	232,827
Cie Financiere Richemont SA, Cl. A	9,994	1,457,933
Clariant AG	4,234	58,957
Coca-Cola HBC AG (a)	3,860	134,978
DSM-Firmenich AG	3,457	410,754
EMS-Chemie Holding AG	132	101,824
Galderma Group AG (a)	915	85,654
Geberit AG	632	397,188
Givaudan SA	172	817,189
Glencore PLC	192,788	1,004,616
Helvetia Holding AG	656	111,363
Holcim AG	9,689	955,665
Julius Baer Group Ltd.	3,736	228,625
Kuehne + Nagel International AG	891	222,552
Logitech International SA	2,875	234,879
Lonza Group AG	1,343	830,724
Nestle SA	48,705	4,605,566
Novartis AG	36,639	3,975,437
Partners Group Holding AG	422	585,253

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Switzerland — 10.3% (continued)
Roche Holding AG	13,061	4,056,409
Roche Holding AG-BR	600	203,754
Sandoz Group AG	7,720	352,209
Schindler Holding AG	451	128,540
Schindler Holding AG-PC	752	219,030
SGS SA	2,813	298,615
Sig Group AG	5,764	124,477
Sika AG	2,834	790,583
Sonova Holding AG	942	344,038
STMicroelectronics NV	12,587	340,893
Straumann Holding AG	2,114	277,247
Swiss Life Holding AG	534	436,753
Swiss Prime Site AG	1,409	152,883
Swiss Re AG	5,607	719,045
Swisscom AG	478	291,467
Temenos AG	1,086	75,024
The Swatch Group AG	1,118	45,084
The Swatch Group AG-BR	523	107,258
UBS Group AG	61,142	1,887,491
VAT Group AG (c)	499	208,042
Zurich Insurance Group AG	2,721	1,613,495
		32,441,365
United Arab Emirates — .0%
NMC Health PLC (a),(d)	4,176	1
United Kingdom — 13.8%
3i Group PLC	18,095	740,672
Admiral Group PLC	4,784	159,214
Anglo American PLC	23,622	739,093
Ashtead Group PLC	8,129	612,143
Associated British Foods PLC	6,288	180,165
AstraZeneca PLC	28,819	4,097,252
Auto Trader Group PLC (c)	16,287	176,733
Aviva PLC	50,706	296,420
BAE Systems PLC	56,330	908,349
Barclays PLC	274,435	841,339
Barratt Redrow PLC	26,518	153,513
Berkeley Group Holdings PLC	1,962	112,456
BP PLC	307,283	1,493,506
British American Tobacco PLC	37,127	1,292,969
BT Group PLC (b)	120,273	215,703
Bunzl PLC	6,170	272,517
Centrica PLC	96,576	147,040
Coca-Cola Europacific Partners PLC	3,742	284,392
Compass Group PLC	31,615	1,023,982
Croda International PLC	2,348	112,944
Diageo PLC	41,328	1,288,596
Endeavour Mining PLC	3,548	79,626
Entain PLC	11,423	110,979
GSK PLC	77,056	1,407,721

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
United Kingdom — 13.8% (continued)
Haleon PLC	143,424	686,428
Halma PLC	7,025	225,534
Hargreaves Lansdown PLC	6,874	96,636
HSBC Holdings PLC	344,249	3,143,512
Imperial Brands PLC	15,095	454,885
Informa PLC	24,784	259,743
InterContinental Hotels Group PLC	3,047	335,561
Intertek Group PLC	2,943	177,590
J Sainsbury PLC	29,724	102,510
JD Sports Fashion PLC	48,799	78,079
Kingfisher PLC	32,868	124,761
Land Securities Group PLC	13,869	108,013
Legal & General Group PLC	110,738	312,051
Lloyds Banking Group PLC	1,160,011	801,609
London Stock Exchange Group PLC	8,889	1,207,639
M&G PLC	43,599	109,882
Melrose Industries PLC	25,416	157,721
Mondi PLC	8,369	135,515
National Grid PLC	89,449	1,124,212
NatWest Group PLC	123,563	584,629
Next PLC	2,259	286,413
Pearson PLC	10,792	158,305
Persimmon PLC	5,752	108,756
Phoenix Group Holdings PLC	13,333	85,028
Reckitt Benckiser Group PLC	12,976	783,700
RELX PLC	34,710	1,595,344
Rentokil Initial PLC	47,598	239,396
Rio Tinto PLC	20,957	1,355,818
Rolls-Royce Holdings PLC (a)	158,105	1,097,420
Schroders PLC	15,785	69,720
Segro PLC	24,464	248,727
Severn Trent PLC	4,860	160,941
Shell PLC	117,142	3,896,747
Smith & Nephew PLC	16,105	199,601
Smiths Group PLC	6,232	123,674
Spirax Group PLC	1,407	118,236
SSE PLC	20,227	458,834
Standard Chartered PLC	40,322	465,080
Taylor Wimpey PLC	65,189	123,680
Tesco PLC	128,752	568,446
The Sage Group PLC	18,652	234,553
Unilever PLC	46,379	2,838,514
United Utilities Group PLC	13,090	172,631
Vodafone Group PLC	420,131	390,320
Whitbread PLC	3,241	126,622

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
United Kingdom — 13.8% (continued)
Wise PLC, Cl. A (a)	12,734	116,787
WPP PLC	19,550	205,921
		43,203,048
Total Common Stocks (cost $153,613,825)		306,567,381

	Preferred Dividend Rate (%)
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	6.02	1,015	74,585
Dr Ing hc F Porsche AG (c)	2.31	2,159	151,852
Henkel AG & Co. KGaA	1.85	3,185	275,708
Porsche Automobil Holding SE	2.56	2,930	121,533
Sartorius AG	0.74	505	130,400
Volkswagen AG	9.06	3,789	366,467
Total Preferred Stocks (cost: $935,586)			1,120,545

	1-Day Yield (%)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,882,065)	4.95	2,882,065	2,882,065
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $636,503)	4.95	636,503	636,503
Total Investments (cost $158,067,979)		99.3%	311,206,494
Cash and Receivables (Net)		.7%	2,201,746
Net Assets		100.0%	313,408,240

ADR—American Depositary Receipt
BR—Bearer Certificate
CDI—CREST Depository Interest
CVA—Company Voluntary Arrangement
PC—Participation Certificate
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $1,749,693 and the value of the collateral was
$1,880,880, consisting of cash collateral of $636,503 and U.S. Government & Agency securities valued at $1,244,377.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to $4,062,943 or 1.3% of net assets.

Statement of Investments (continued)
(d)	The fund held Level 3 securities at October 31, 2024. These securities were valued at $1 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	1,044,914	51,519,637	(49,682,486)	2,882,065	245,461
Investment of Cash Collateral for Securities Loaned - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	629,964	7,028,384	(7,021,845)	636,503	4,360††
Total - 1.1%	1,674,878	58,548,021	(56,704,331)	3,518,568	249,821

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
MSCI EAFE Index	34	12/20/2024	4,152,319	3,995,340	(156,979)

Gross Unrealized Depreciation	(156,979)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,749,693)—Note 1(c):
Unaffiliated issuers	154,549,411	307,687,926
Affiliated issuers	3,518,568	3,518,568
Cash denominated in foreign currency	260,509	259,228
Cash collateral held by broker—Note 4		175,000
Tax reclaim receivable—Note 1(b)		1,773,282
Dividends and securities lending income receivable		848,702
Receivable for shares of Common Stock subscribed		115,641
		314,378,347
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		133,975
Liability for securities on loan—Note 1(c)		636,503
Payable for shares of Common Stock redeemed		161,781
Payable for futures variation margin—Note 4		22,100
Directors’ fees and expenses payable		12,925
Interest payable—Note 2		2,823
		970,107
Net Assets ($)		313,408,240
Composition of Net Assets ($):
Paid-in capital		180,855,710
Total distributable earnings (loss)		132,552,530
Net Assets ($)		313,408,240

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	220,477,385	92,930,855
Shares Outstanding	10,857,489	4,574,141
Net Asset Value Per Share ($)	20.31	20.32
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $972,453 foreign taxes withheld at source):
Unaffiliated issuers	9,436,056
Affiliated issuers	245,461
Interest	17,227
Income from securities lending—Note 1(c)	4,360
Total Income	9,703,104
Expenses:
Management fee—Note 3(a)	1,158,200
Shareholder servicing costs—Note 3(b)	575,720
Directors’ fees—Notes 3(a) and 3(c)	30,810
Loan commitment fees—Note 2	8,146
Interest expense—Note 2	3,875
Total Expenses	1,776,751
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(30,810)
Net Expenses	1,745,941
Net Investment Income	7,957,163
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	15,506,244
Net realized gain (loss) on futures	591,999
Net Realized Gain (Loss)	16,098,243
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	39,139,425
Net change in unrealized appreciation (depreciation) on futures	(116,727)
Net Change in Unrealized Appreciation (Depreciation)	39,022,698
Net Realized and Unrealized Gain (Loss) on Investments	55,120,941
Net Increase in Net Assets Resulting from Operations	63,078,104
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	7,957,163	9,096,932
Net realized gain (loss) on investments	16,098,243	29,016,839
Net change in unrealized appreciation (depreciation) on investments	39,022,698	18,336,798
Net Increase (Decrease) in Net Assets Resulting from Operations	63,078,104	56,450,569
Distributions ($):
Distributions to shareholders:
Investor Shares	(7,044,295)	(5,478,850)
Class I	(3,395,774)	(3,121,521)
Total Distributions	(10,440,069)	(8,600,371)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	29,133,077	27,231,359
Class I	14,084,814	10,066,633
Distributions reinvested:
Investor Shares	6,925,192	5,409,725
Class I	1,205,841	1,075,383
Cost of shares redeemed:
Investor Shares	(54,711,642)	(90,463,251)
Class I	(34,570,994)	(52,206,229)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(37,933,712)	(98,886,380)
Total Increase (Decrease) in Net Assets	14,704,323	(51,036,182)
Net Assets ($):
Beginning of Period	298,703,917	349,740,099
End of Period	313,408,240	298,703,917

Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	1,472,933	1,524,810
Shares issued for distributions reinvested	362,765	324,519
Shares redeemed	(2,724,965)	(4,977,991)
Net Increase (Decrease) in Shares Outstanding	(889,267)	(3,128,662)
Class I(a)
Shares sold	702,900	564,007
Shares issued for distributions reinvested	63,266	64,587
Shares redeemed	(1,741,156)	(2,914,302)
Net Increase (Decrease) in Shares Outstanding	(974,990)	(2,285,708)

(a)
During the period ended October 31, 2024, 3,251 Investor shares representing $77,193 were exchanged for 3,252 Class I shares and during the period ended October 31, 2023, 21,089 Class I shares representing $379,565 were exchanged for 21,093 Investor shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Investor Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	17.27	15.40	20.78	15.85	17.52
Investment Operations:
Net investment income(a)	.46	.44	.41	.39	.29
Net realized and unrealized gain (loss) on investments	3.19	1.81	(5.10)	4.85	(1.46)
Total from Investment Operations	3.65	2.25	(4.69)	5.24	(1.17)
Distributions:
Dividends from net investment income	(.61 )	(.38 )	(.69 )	(.31 )	(.50 )
Net asset value, end of period	20.31	17.27	15.40	20.78	15.85
Total Return (%)	21.33	14.67	(23.36)	33.21	(7.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.60	.61	.60	.60	.60
Ratio of net investment income to average net assets	2.32	2.45	2.27	2.00	1.80
Portfolio Turnover Rate	3.67	2.40	3.41	2.99	3.15
Net Assets, end of period ($ x 1,000)	220,477	202,830	229,028	303,693	290,572

(a)	Based on average shares outstanding.
See notes to financial statements.

	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	17.28	15.41	20.80	15.86	17.53
Investment Operations:
Net investment income(a)	.51	.48	.47	.45	.33
Net realized and unrealized gain (loss) on investments	3.19	1.81	(5.12)	4.84	(1.46)
Total from Investment Operations	3.70	2.29	(4.65)	5.29	(1.13)
Distributions:
Dividends from net investment income	(.66 )	(.42 )	(.74 )	(.35 )	(.54 )
Net asset value, end of period	20.32	17.28	15.41	20.80	15.86
Total Return (%)	21.64	14.96	(23.18)	33.58	(6.78)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.36	.36	.36	.36	.36
Ratio of net expenses to average net assets	.35	.36	.35	.35	.35
Ratio of net investment income to average net assets	2.57	2.69	2.60	2.26	2.04
Portfolio Turnover Rate	3.67	2.40	3.41	2.99	3.15
Net Assets, end of period ($ x 1,000)	92,931	95,874	120,712	242,341	194,165

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two authorized classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

NOTES TO FINANCIAL STATEMENTS (continued)
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,879,110	303,688,270††	1	306,567,381
Equity Securities - Preferred Stocks	—	1,120,545††	—	1,120,545
Investment Companies	3,518,568	—	—	3,518,568
Liabilities ($)
Other Financial Instruments:
Futures†††	(156,979)	—	—	(156,979)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (continued)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $588 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	1,749,693	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	1,749,693	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,749,693)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could

NOTES TO FINANCIAL STATEMENTS (continued)
adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $8,911,660, accumulated capital losses $12,273,085 and unrealized appreciation $135,913,955.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $2,146,336 of short-term capital losses and $10,126,749 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $10,440,069 and $8,600,371, respectively.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended October 31, 2024, the fund was charged $3,875 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the

NOTES TO FINANCIAL STATEMENTS (continued)
period ended October 31, 2024 was approximately $64,481 with a related weighted average annualized interest rate of 6.01%. As of October 31, 2024, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2024, fees reimbursed by the Adviser amounted to $30,810.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Investor shares were charged $575,720 pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $97,241, Shareholder Services Plan fees of $48,554, which are offset against an expense reimbursement currently in effect in the amount of $11,820.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2024, amounted to $11,792,069 and $53,510,253, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended October 31, 2024 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2024 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
Fair value of derivative instruments as of October 31, 2024 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	-	Equity Risk	(156,979) (1)
Gross fair value of derivative contracts	-		(156,979)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2024 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	591,999	591,999
Total	591,999	591,999

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	(116,727)	(116,727)
Total	(116,727)	(116,727)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2024:
Average Market Value ($)
Futures:
Equity Futures Long	5,556,244
At October 31, 2024, the cost of investments for federal income tax purposes was $175,238,021; accordingly, accumulated net unrealized appreciation on investments was $135,968,473, consisting of $160,108,370 gross unrealized appreciation and $24,139,897 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon International Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon International Stock Index Fund (the “Fund”) (one of the funds constituting  BNY Mellon Index Funds, Inc. (the “Company”)), including the statement of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Index Funds, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we preformed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 23, 2024

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2024:
●the total amount of taxes paid to foreign countries was $963,895.
●the total amount of income sourced from foreign countries was $10,408,518.
As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2024 calendar year with Form 1099-DIV which will be mailed in early 2025. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $10,349,251 represents the maximum amount that may be considered qualified dividend income.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2024 BNY Mellon Securities Corporation
Code-0079NCSRAR1024

BNY Mellon S&P 500 Index Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024

Class	Ticker
Single Share	PEOPX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon S&P 500 Index Fund
Statement of Investments
October 31, 2024

Description	Shares	Value ($)
Common Stocks — 98.5%
Automobiles & Components — 1.7%
Aptiv PLC (a)	13,232	751,975
BorgWarner, Inc.	9,895	332,769
Ford Motor Co.	195,481	2,011,499
General Motors Co.	56,227	2,854,083
Tesla, Inc. (a)	136,712	34,157,493
		40,107,819
Banks — 3.3%
Bank of America Corp.	332,631	13,910,628
Citigroup, Inc.	94,002	6,032,108
Citizens Financial Group, Inc.	22,272	938,097
Fifth Third Bancorp	33,744	1,473,938
Huntington Bancshares, Inc.	71,675	1,117,413
JPMorgan Chase & Co.	140,189	31,110,743
KeyCorp	45,508	785,013
M&T Bank Corp.	8,312	1,618,180
Regions Financial Corp.	46,362	1,106,661
The PNC Financial Services Group, Inc.	19,836	3,734,524
Truist Financial Corp.	66,716	2,872,124
U.S. Bancorp	76,888	3,714,459
Wells Fargo & Co.	167,712	10,887,863
		79,301,751
Capital Goods — 5.7%
3M Co.	26,907	3,456,742
A.O. Smith Corp.	6,219	467,047
Allegion PLC	4,530	632,524
AMETEK, Inc.	11,468	2,102,543
Axon Enterprise, Inc. (a)	3,521	1,491,144
Builders FirstSource, Inc. (a)	5,826	998,576
Carrier Global Corp.	41,067	2,986,392
Caterpillar, Inc.	23,892	8,988,170
Cummins, Inc.	6,634	2,182,453
Deere & Co.	12,628	5,110,425
Dover Corp.	6,962	1,318,115
Eaton Corp. PLC	19,615	6,503,942
Emerson Electric Co.	28,018	3,033,509
Fastenal Co.	28,401	2,220,390
Fortive Corp.	16,969	1,212,096
GE Vernova, Inc. (a)	13,455	4,058,835
Generac Holdings, Inc. (a)	2,830	468,507
General Dynamics Corp.	12,659	3,691,491
General Electric Co.	53,427	9,177,690
Honeywell International, Inc.	32,086	6,599,449
Howmet Aerospace, Inc.	19,926	1,987,021
Hubbell, Inc.	2,699	1,152,554
Huntington Ingalls Industries, Inc.	1,814	335,517
IDEX Corp.	3,808	817,349
Illinois Tool Works, Inc.	13,312	3,476,163
Ingersoll Rand, Inc.	19,714	1,892,544
3

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Capital Goods — 5.7% (continued)
Johnson Controls International PLC	33,419	2,524,805
L3Harris Technologies, Inc.	9,459	2,340,819
Lockheed Martin Corp.	10,453	5,707,861
Masco Corp.	10,918	872,457
Nordson Corp.	2,806	695,579
Northrop Grumman Corp.	6,739	3,430,286
Otis Worldwide Corp.	20,053	1,969,205
PACCAR, Inc.	26,094	2,721,082
Parker-Hannifin Corp.	6,334	4,016,199
Pentair PLC	8,021	795,042
Quanta Services, Inc.	7,275	2,194,358
Rockwell Automation, Inc.	5,677	1,514,113
RTX Corp.	65,544	7,930,169
Snap-on, Inc.	2,532	835,889
Stanley Black & Decker, Inc.	7,272	675,860
Textron, Inc.	9,319	749,434
The Boeing Company (a)	35,193	5,254,667
Trane Technologies PLC	11,082	4,102,113
TransDigm Group, Inc.	2,764	3,599,557
United Rentals, Inc.	3,274	2,661,107
W.W. Grainger, Inc.	2,201	2,441,415
Westinghouse Air Brake Technologies Corp.	8,541	1,605,537
Xylem, Inc.	12,147	1,479,262
		136,478,004
Commercial & Professional Services — 1.2%
Amentum Holdings, Inc. (a)	6,214	184,804
Automatic Data Processing, Inc.	20,093	5,811,699
Broadridge Financial Solutions, Inc.	5,860	1,235,640
Cintas Corp.	16,795	3,456,579
Copart, Inc. (a)	42,471	2,185,982
Dayforce, Inc. (a)	7,987	566,678
Equifax, Inc.	6,048	1,602,841
Jacobs Solutions, Inc.	6,214	873,564
Leidos Holdings, Inc.	6,806	1,246,587
Paychex, Inc.	15,941	2,221,060
Paycom Software, Inc.	2,085	435,828
Republic Services, Inc.	9,987	1,977,426
Rollins, Inc.	13,650	643,461
Veralto Corp.	11,432	1,168,236
Verisk Analytics, Inc.	7,127	1,957,929
Waste Management, Inc.	17,994	3,884,005
		29,452,319
Consumer Discretionary Distribution & Retail — 5.6%
Amazon.com, Inc. (a)	460,258	85,792,091
AutoZone, Inc. (a)	836	2,515,524
Best Buy Co., Inc.	9,555	864,059
CarMax, Inc. (a)	8,190	592,792
eBay, Inc.	24,464	1,406,925
Genuine Parts Co.	6,813	781,451
4

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Consumer Discretionary Distribution & Retail — 5.6% (continued)
LKQ Corp.	13,789	507,297
Lowe’s Cos., Inc.	28,077	7,351,401
O’Reilly Automotive, Inc. (a)	2,840	3,274,918
Pool Corp.	1,829	661,439
Ross Stores, Inc.	16,380	2,288,614
The Home Depot, Inc.	48,859	19,238,231
The TJX Companies, Inc.	55,685	6,294,075
Tractor Supply Co.	5,215	1,384,635
Ulta Beauty, Inc. (a)	2,363	871,900
		133,825,352
Consumer Durables & Apparel — .7%
D.R. Horton, Inc.	14,290	2,415,010
Deckers Outdoor Corp. (a)	7,674	1,234,670
Garmin Ltd.	7,638	1,514,997
Hasbro, Inc.	6,846	449,303
Lennar Corp., Cl. A	12,063	2,054,329
Lululemon Athletica, Inc. (a)	5,730	1,706,967
Mohawk Industries, Inc. (a)	2,527	339,300
NIKE, Inc., Cl. B	59,199	4,566,019
NVR, Inc. (a)	148	1,354,616
PulteGroup, Inc.	10,308	1,335,195
Ralph Lauren Corp.	1,965	388,933
Tapestry, Inc.	10,673	506,434
		17,865,773
Consumer Services — 1.9%
Airbnb, Inc., Cl. A (a)	21,523	2,901,085
Booking Holdings, Inc.	1,652	7,725,165
Caesars Entertainment, Inc. (a),(b)	10,535	421,927
Carnival Corp. (a)	48,602	1,069,244
Chipotle Mexican Grill, Inc. (a)	67,478	3,763,248
Darden Restaurants, Inc.	6,028	964,601
Domino’s Pizza, Inc.	1,751	724,441
Expedia Group, Inc. (a)	6,236	974,749
Hilton Worldwide Holdings, Inc.	12,142	2,851,549
Las Vegas Sands Corp.	16,773	869,680
Marriott International, Inc., Cl. A	11,411	2,967,088
McDonald’s Corp.	35,345	10,324,628
MGM Resorts International (a)	11,550	425,848
Norwegian Cruise Line Holdings Ltd. (a)	21,068	533,863
Royal Caribbean Cruises Ltd.	11,753	2,425,232
Starbucks Corp.	55,753	5,447,068
Wynn Resorts Ltd.	4,912	471,650
Yum! Brands, Inc.	13,960	1,830,994
		46,692,060
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	21,844	19,095,588
Dollar General Corp.	10,864	869,555
Dollar Tree, Inc. (a)	9,564	618,217
Sysco Corp.	24,770	1,856,511
5

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Consumer Staples Distribution & Retail — 1.9% (continued)
Target Corp.	22,687	3,403,957
The Kroger Company	32,719	1,824,739
Walgreens Boots Alliance, Inc. (b)	37,076	350,739
Walmart, Inc.	214,016	17,538,611
		45,557,917
Energy — 3.3%
APA Corp.	18,067	426,381
Baker Hughes Co.	49,652	1,890,748
Chevron Corp.	83,807	12,472,158
ConocoPhillips	57,218	6,267,660
Coterra Energy, Inc.	37,680	901,306
Devon Energy Corp.	30,027	1,161,444
Diamondback Energy, Inc.	9,057	1,601,006
EOG Resources, Inc.	27,875	3,399,635
EQT Corp.	27,032	987,749
Exxon Mobil Corp.	218,909	25,564,193
Halliburton Co.	43,854	1,216,510
Hess Corp.	13,598	1,828,659
Kinder Morgan, Inc.	95,927	2,351,171
Marathon Oil Corp.	28,104	778,481
Marathon Petroleum Corp.	16,743	2,435,604
Occidental Petroleum Corp.	33,393	1,673,323
ONEOK, Inc.	29,192	2,828,121
Phillips 66	20,940	2,550,911
Schlumberger NV	69,347	2,778,734
Targa Resources Corp.	10,629	1,774,618
The Williams Companies, Inc.	59,643	3,123,504
Valero Energy Corp.	16,028	2,079,793
		80,091,709
Equity Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc. (c)	7,815	871,763
American Tower Corp. (c)	22,988	4,908,858
AvalonBay Communities, Inc. (c)	6,859	1,520,023
BXP, Inc. (c)	7,336	590,988
Camden Property Trust (c)	5,163	597,824
Crown Castle, Inc. (c)	21,613	2,323,181
Digital Realty Trust, Inc. (c)	15,397	2,744,207
Equinix, Inc. (c)	4,678	4,247,998
Equity Residential (c)	17,115	1,204,383
Essex Property Trust, Inc. (c)	3,194	906,649
Extra Space Storage, Inc. (c)	10,313	1,684,113
Federal Realty Investment Trust (c)	3,781	419,086
Healthpeak Properties, Inc. (c)	34,897	783,438
Host Hotels & Resorts, Inc. (c)	33,256	573,334
Invitation Homes, Inc. (c)	28,501	895,216
Iron Mountain, Inc. (c)	14,644	1,811,902
Kimco Realty Corp. (c)	33,044	783,804
Mid-America Apartment Communities, Inc. (c)	5,774	873,837
Prologis, Inc. (c)	45,622	5,152,549
6

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Equity Real Estate Investment Trusts — 2.1% (continued)
Public Storage (c)	7,741	2,547,254
Realty Income Corp. (c)	43,255	2,568,049
Regency Centers Corp. (c)	8,089	577,878
SBA Communications Corp. (c)	5,388	1,236,384
Simon Property Group, Inc. (c)	14,916	2,522,594
UDR, Inc. (c)	13,940	588,129
Ventas, Inc. (c)	19,835	1,298,994
VICI Properties, Inc. (c)	51,720	1,642,627
Welltower, Inc. (c)	28,389	3,829,108
Weyerhaeuser Co. (c)	36,202	1,128,054
		50,832,224
Financial Services — 7.8%
American Express Co.	27,672	7,473,654
Ameriprise Financial, Inc.	4,838	2,468,831
Berkshire Hathaway, Inc., Cl. B (a)	90,257	40,698,686
BlackRock, Inc.	6,861	6,730,847
Blackstone, Inc.	35,480	5,951,770
Capital One Financial Corp.	18,632	3,033,103
Cboe Global Markets, Inc.	5,235	1,118,039
CME Group, Inc.	17,691	3,986,844
Corpay, Inc. (a)	3,474	1,145,447
Discover Financial Services	12,525	1,859,086
FactSet Research Systems, Inc.	1,827	829,568
Fidelity National Information Services, Inc.	26,477	2,375,781
Fiserv, Inc. (a)	28,367	5,613,829
Franklin Resources, Inc.	15,253	316,805
Global Payments, Inc.	12,877	1,335,474
Intercontinental Exchange, Inc.	28,271	4,406,601
Invesco Ltd.	20,682	358,626
Jack Henry & Associates, Inc.	3,505	637,665
KKR & Co., Inc.	33,349	4,610,166
MarketAxess Holdings, Inc.	1,826	528,481
Mastercard, Inc., Cl. A	40,652	20,309,333
Moody’s Corp.	7,805	3,543,782
Morgan Stanley	61,382	7,135,657
MSCI, Inc.	3,875	2,213,400
Nasdaq, Inc.	19,914	1,472,043
Northern Trust Corp.	10,279	1,033,245
PayPal Holdings, Inc. (a)	50,231	3,983,318
Raymond James Financial, Inc.	8,997	1,333,535
S&P Global, Inc.	15,777	7,578,640
State Street Corp.	14,355	1,332,144
Synchrony Financial	19,059	1,050,913
T. Rowe Price Group, Inc.	11,175	1,227,686
The Bank of New York Mellon Corp.	35,965	2,710,322
The Charles Schwab Corp.	73,608	5,213,655
The Goldman Sachs Group, Inc.	15,560	8,056,812
Visa, Inc., Cl. A (b)	82,307	23,856,684
		187,530,472
7

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Food, Beverage & Tobacco — 2.5%
Altria Group, Inc.	83,903	4,569,357
Archer-Daniels-Midland Co.	23,212	1,281,535
Brown-Forman Corp., Cl. B (b)	9,359	412,077
Bunge Global SA	7,099	596,458
Campbell Soup Co.	10,221	476,810
Conagra Brands, Inc.	23,476	679,395
Constellation Brands, Inc., Cl. A	7,839	1,821,313
General Mills, Inc.	27,395	1,863,408
Hormel Foods Corp.	13,387	408,973
Kellanova	13,006	1,048,934
Keurig Dr. Pepper, Inc.	52,795	1,739,595
Lamb Weston Holdings, Inc.	7,500	582,675
McCormick & Co., Inc.	12,584	984,572
Molson Coors Beverage Co., Cl. B	8,789	478,737
Mondelez International, Inc., Cl. A	65,815	4,507,011
Monster Beverage Corp. (a)	35,050	1,846,434
PepsiCo, Inc.	67,679	11,240,128
Philip Morris International, Inc.	76,609	10,166,014
The J.M. Smucker Company	5,515	626,008
The Coca-Cola Company	191,122	12,482,178
The Hershey Company (b)	7,187	1,276,267
The Kraft Heinz Company	39,856	1,333,582
Tyson Foods, Inc., Cl. A	14,078	824,830
		61,246,291
Health Care Equipment & Services — 4.6%
Abbott Laboratories	85,729	9,719,097
Align Technology, Inc. (a)	3,436	704,483
Baxter International, Inc.	25,608	914,206
Becton, Dickinson and Co.	14,432	3,371,171
Boston Scientific Corp. (a)	72,560	6,096,491
Cardinal Health, Inc.	12,163	1,319,929
Cencora, Inc.	8,280	1,888,502
Centene Corp. (a)	26,316	1,638,434
CVS Health Corp.	61,984	3,499,617
DaVita, Inc. (a)	2,386	333,587
Dexcom, Inc. (a)	19,381	1,365,973
Edwards Lifesciences Corp. (a)	29,366	1,967,816
Elevance Health, Inc.	11,426	4,636,214
GE HealthCare Technologies, Inc.	21,483	1,876,540
HCA Healthcare, Inc.	9,114	3,269,556
Henry Schein, Inc. (a)	6,228	437,392
Hologic, Inc. (a)	11,053	893,856
Humana, Inc.	6,055	1,561,161
IDEXX Laboratories, Inc. (a)	4,092	1,665,117
Insulet Corp. (a)	3,621	838,370
Intuitive Surgical, Inc. (a)	17,477	8,805,612
Labcorp Holdings, Inc.	4,238	967,408
McKesson Corp.	6,345	3,176,244
Medtronic PLC	63,197	5,640,332
8

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Health Care Equipment & Services — 4.6% (continued)
Molina Healthcare, Inc. (a)	2,916	936,677
Quest Diagnostics, Inc.	5,374	832,056
ResMed, Inc.	7,151	1,733,903
Solventum Corp. (a)	7,277	528,165
STERIS PLC	4,877	1,081,962
Stryker Corp.	16,862	6,007,593
Teleflex, Inc.	2,231	448,565
The Cigna Group	13,774	4,336,193
The Cooper Companies, Inc. (a)	9,550	999,694
UnitedHealth Group, Inc.	45,499	25,684,185
Universal Health Services, Inc., Cl. B	2,793	570,638
Zimmer Biomet Holdings, Inc.	10,262	1,097,213
		110,843,952
Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	11,797	1,178,638
Colgate-Palmolive Co.	40,774	3,820,932
Kenvue, Inc.	93,956	2,154,411
Kimberly-Clark Corp.	16,447	2,206,858
The Clorox Company	6,053	959,703
The Estee Lauder Companies, Inc., Cl. A	11,892	819,835
The Procter & Gamble Company	115,990	19,159,228
		30,299,605
Insurance — 2.1%
Aflac, Inc.	24,577	2,575,424
American International Group, Inc.	31,271	2,372,844
Aon PLC, Cl. A	10,676	3,916,704
Arch Capital Group Ltd. (a)	18,720	1,845,043
Arthur J. Gallagher & Co.	10,685	3,004,622
Assurant, Inc.	2,657	509,347
Brown & Brown, Inc.	11,722	1,226,590
Chubb Ltd.	18,510	5,227,965
Cincinnati Financial Corp.	7,543	1,062,281
Erie Indemnity Co., Cl. A	1,248	560,152
Everest Group Ltd.	2,120	753,893
Globe Life, Inc.	4,364	460,838
Loews Corp.	9,390	741,434
Marsh & McLennan Cos., Inc.	24,230	5,287,955
MetLife, Inc.	29,241	2,293,079
Principal Financial Group, Inc.	10,837	892,969
Prudential Financial, Inc.	17,783	2,178,062
The Allstate Corp.	12,957	2,416,740
The Hartford Financial Services Group, Inc.	14,316	1,581,059
The Progressive Corp.	28,857	7,007,345
The Travelers Companies, Inc.	11,101	2,730,180
W. R. Berkley Corp.	15,165	866,983
Willis Towers Watson PLC	4,918	1,486,171
		50,997,680
Materials — 2.1%
Air Products and Chemicals, Inc.	10,954	3,401,546
9

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Materials — 2.1% (continued)
Albemarle Corp. (b)	6,030	571,222
Amcor PLC	71,105	791,399
Avery Dennison Corp.	3,870	801,206
Ball Corp.	15,401	912,509
Celanese Corp.	5,190	653,784
CF Industries Holdings, Inc.	8,918	733,327
Corteva, Inc.	34,369	2,093,759
Dow, Inc.	34,903	1,723,510
DuPont de Nemours, Inc.	20,886	1,733,329
Eastman Chemical Co.	6,015	632,116
Ecolab, Inc.	12,601	3,096,444
FMC Corp.	6,644	431,794
Freeport-McMoRan, Inc.	70,766	3,185,885
International Flavors & Fragrances, Inc.	12,780	1,270,715
International Paper Co.	17,148	952,400
Linde PLC	23,686	10,804,369
LyondellBasell Industries NV, Cl. A	12,732	1,105,774
Martin Marietta Materials, Inc.	2,968	1,758,065
Newmont Corp.	56,098	2,549,093
Nucor Corp.	11,574	1,641,656
Packaging Corp. of America	4,273	978,261
PPG Industries, Inc.	11,235	1,398,870
Smurfit WestRock PLC	24,025	1,237,287
Steel Dynamics, Inc.	7,179	936,860
The Mosaic Company	15,131	404,906
The Sherwin-Williams Company	11,423	4,098,230
Vulcan Materials Co.	6,564	1,798,077
		51,696,393
Media & Entertainment — 8.1%
Alphabet, Inc., Cl. C	236,661	40,868,988
Alphabet, Inc., Cl. A	288,688	49,397,404
Charter Communications, Inc., Cl. A (a),(b)	4,856	1,590,874
Comcast Corp., Cl. A	190,343	8,312,279
Electronic Arts, Inc.	11,784	1,777,616
Fox Corp., Cl. A	10,707	449,694
Fox Corp., Cl. B	5,566	216,851
Live Nation Entertainment, Inc. (a)	7,077	829,000
Match Group, Inc. (a)	12,473	449,402
Meta Platforms, Inc., Cl. A	107,647	61,098,284
Netflix, Inc. (a)	21,146	15,987,010
News Corporation, Cl. A	18,423	502,027
News Corporation, Cl. B	5,405	156,961
Omnicom Group, Inc.	9,640	973,640
Paramount Global, Cl. B (b)	26,423	289,068
Take-Two Interactive Software, Inc. (a)	8,025	1,297,803
The Interpublic Group of Companies, Inc.	18,444	542,254
The Walt Disney Company	89,360	8,596,432
Warner Bros Discovery, Inc. (a)	107,405	873,203
		194,208,790
10

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.4%
AbbVie, Inc.	87,032	17,743,214
Agilent Technologies, Inc.	14,536	1,894,186
Amgen, Inc.	26,476	8,476,556
Biogen, Inc. (a)	7,011	1,219,914
Bio-Techne Corp.	8,140	600,325
Bristol-Myers Squibb Co.	99,895	5,571,144
Catalent, Inc. (a)	8,219	481,633
Charles River Laboratories International, Inc. (a)	2,665	475,916
Danaher Corp.	31,671	7,780,298
Eli Lilly & Co.	38,869	32,251,164
Gilead Sciences, Inc.	61,286	5,443,423
Incyte Corp. (a)	8,002	593,108
IQVIA Holdings, Inc. (a)	8,664	1,783,224
Johnson & Johnson	118,611	18,961,154
Merck & Co., Inc.	124,897	12,779,461
Mettler-Toledo International, Inc. (a)	1,057	1,365,380
Moderna, Inc. (a)	16,560	900,202
Pfizer, Inc.	279,213	7,901,728
Regeneron Pharmaceuticals, Inc. (a)	5,225	4,379,595
Revvity, Inc.	6,359	754,114
Thermo Fisher Scientific, Inc.	18,822	10,282,835
Vertex Pharmaceuticals, Inc. (a)	12,717	6,053,038
Viatris, Inc.	58,684	680,734
Waters Corp. (a)	2,947	952,205
West Pharmaceutical Services, Inc.	3,658	1,126,408
Zoetis, Inc.	22,287	3,984,470
		154,435,429
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A (a)	14,987	1,962,847
CoStar Group, Inc. (a)	20,493	1,491,686
		3,454,533
Semiconductors & Semiconductor Equipment — 11.3%
Advanced Micro Devices, Inc. (a)	79,747	11,489,150
Analog Devices, Inc.	24,450	5,455,039
Applied Materials, Inc.	40,796	7,407,738
Broadcom, Inc.	229,358	38,938,108
Enphase Energy, Inc. (a)	6,539	542,999
First Solar, Inc. (a)	5,297	1,030,160
Intel Corp.	210,246	4,524,494
KLA Corp.	6,623	4,412,441
Lam Research Corp.	64,228	4,775,352
Microchip Technology, Inc.	26,798	1,966,169
Micron Technology, Inc.	54,635	5,444,378
Monolithic Power Systems, Inc.	2,432	1,846,618
NVIDIA Corp.	1,212,105	160,919,060
NXP Semiconductors NV	12,432	2,915,304
ON Semiconductor Corp. (a)	21,655	1,526,461
Qorvo, Inc. (a)	4,529	322,736
QUALCOMM, Inc.	54,890	8,934,445
11

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Semiconductors & Semiconductor Equipment — 11.3% (continued)
Skyworks Solutions, Inc.	8,262	723,586
Teradyne, Inc.	7,880	836,935
Texas Instruments, Inc.	44,988	9,139,762
		273,150,935
Software & Services — 11.1%
Accenture PLC, Cl. A	30,864	10,642,524
Adobe, Inc. (a)	21,847	10,444,614
Akamai Technologies, Inc. (a)	7,367	744,656
ANSYS, Inc. (a)	4,320	1,384,171
Autodesk, Inc. (a)	10,513	2,983,589
Cadence Design Systems, Inc. (a)	13,628	3,762,963
Cognizant Technology Solutions Corp., Cl. A	24,797	1,849,608
Crowdstrike Holdings, Inc., Cl. A (a)	11,310	3,357,600
EPAM Systems, Inc. (a)	2,646	499,168
Fair Isaac Corp. (a)	1,227	2,445,546
Fortinet, Inc. (a)	31,717	2,494,859
Gartner, Inc. (a)	3,769	1,893,923
Gen Digital, Inc.	27,406	797,789
GoDaddy, Inc., Cl. A (a)	6,654	1,109,887
International Business Machines Corp.	45,387	9,382,401
Intuit, Inc.	13,774	8,406,272
Microsoft Corp.	366,245	148,823,656
Oracle Corp.	78,757	13,218,575
Palantir Technologies, Inc., Cl. A (a)	99,033	4,115,811
Palo Alto Networks, Inc. (a)	15,954	5,748,705
PTC, Inc. (a)	5,982	1,108,644
Roper Technologies, Inc.	5,347	2,875,242
Salesforce, Inc.	47,745	13,911,461
ServiceNow, Inc. (a)	10,150	9,469,849
Synopsys, Inc. (a)	7,537	3,871,079
Tyler Technologies, Inc. (a)	2,103	1,273,556
Verisign, Inc. (a)	4,273	755,637
		267,371,785
Technology Hardware & Equipment — 8.8%
Amphenol Corp., Cl. A	59,078	3,959,408
Apple, Inc.	749,147	169,239,799
Arista Networks, Inc. (a)	12,653	4,889,625
CDW Corp.	6,668	1,255,118
Cisco Systems, Inc.	198,510	10,872,393
Corning, Inc.	38,589	1,836,450
Dell Technologies, Inc., Cl. C	14,392	1,779,283
F5, Inc. (a)	2,820	659,542
Hewlett Packard Enterprise Co.	64,532	1,257,729
HP, Inc.	43,633	1,549,844
Jabil, Inc.	5,794	713,183
Juniper Networks, Inc.	17,085	664,606
Keysight Technologies, Inc. (a)	8,411	1,253,323
Motorola Solutions, Inc.	8,221	3,694,106
NetApp, Inc.	10,388	1,197,840
12

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Technology Hardware & Equipment — 8.8% (continued)
Seagate Technology Holdings PLC	10,215	1,025,279
Super Micro Computer, Inc. (a)	24,179	703,851
TE Connectivity PLC	14,916	2,198,917
Teledyne Technologies, Inc. (a)	2,340	1,065,449
Trimble, Inc. (a)	12,488	755,524
Western Digital Corp. (a)	15,815	1,032,878
Zebra Technologies Corp., Cl. A (a)	2,467	942,320
		212,546,467
Telecommunication Services — .9%
AT&T, Inc.	353,296	7,963,292
T-Mobile US, Inc.	24,516	5,470,990
Verizon Communications, Inc.	207,414	8,738,352
		22,172,634
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	5,709	588,255
CSX Corp.	96,725	3,253,829
Delta Air Lines, Inc.	31,970	1,829,324
Expeditors International of Washington, Inc.	7,221	859,299
FedEx Corp.	11,092	3,037,544
J.B. Hunt Transport Services, Inc.	3,804	687,079
Norfolk Southern Corp.	11,266	2,821,344
Old Dominion Freight Line, Inc.	9,026	1,817,114
Southwest Airlines Co.	30,471	931,803
Uber Technologies, Inc. (a)	103,519	7,458,544
Union Pacific Corp.	30,017	6,966,045
United Airlines Holdings, Inc. (a)	15,683	1,227,352
United Parcel Service, Inc., Cl. B	36,093	4,838,628
		36,316,160
Utilities — 2.5%
Alliant Energy Corp.	12,470	748,200
Ameren Corp.	12,800	1,115,008
American Electric Power Co., Inc.	26,179	2,585,176
American Water Works Co., Inc.	9,797	1,353,064
Atmos Energy Corp. (b)	7,821	1,085,398
CenterPoint Energy, Inc.	31,619	933,709
CMS Energy Corp.	14,686	1,022,293
Consolidated Edison, Inc.	16,703	1,698,361
Constellation Energy Corp.	15,407	4,051,425
Dominion Energy, Inc.	41,886	2,493,474
DTE Energy Co.	10,364	1,287,416
Duke Energy Corp.	38,012	4,381,643
Edison International	18,661	1,537,666
Entergy Corp.	10,671	1,651,657
Evergy, Inc.	10,678	645,378
Eversource Energy	18,162	1,195,968
Exelon Corp.	48,702	1,913,989
FirstEnergy Corp.	24,457	1,023,036
NextEra Energy, Inc.	101,232	8,022,636
NiSource, Inc.	21,090	741,524
13

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Utilities — 2.5% (continued)
NRG Energy, Inc.	10,447	944,409
PG&E Corp.	104,004	2,102,961
Pinnacle West Capital Corp.	5,773	506,927
PPL Corp.	36,908	1,201,725
Public Service Enterprise Group, Inc.	24,246	2,167,835
Sempra	31,635	2,637,410
The AES Corp.	34,017	560,940
The Southern Company	53,876	4,904,332
Vistra Corp.	16,935	2,116,198
WEC Energy Group, Inc.	15,962	1,524,850
Xcel Energy, Inc.	27,863	1,861,527
		60,016,135
Total Common Stocks (cost $412,967,338)		2,376,492,189

	1-Day Yield (%)
Investment Companies — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $32,746,685)	4.95	32,746,685	32,746,685
Investment of Cash Collateral for Securities Loaned — 0.0%
Registered Investment Companies — 0.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $581,977)	4.95	581,977	581,977
Total Investments (cost $446,296,000)		99.9%	2,409,820,851
Cash and Receivables (Net)		0.1%	1,910,879
Net Assets		100.0%	2,411,731,730

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $16,458,174 and the value of the collateral was
$16,852,570, consisting of cash collateral of $581,977 and U.S. Government & Agency securities valued at $16,270,593.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	15,184,090	244,973,378	(227,410,783)	32,746,685	1,370,472
14

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	587,858	10,313,373	(10,319,254)	581,977	33,532††
Total - 1.4%	15,771,948	255,286,751	(237,730,037)	33,328,662	1,404,004

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor’s 500 E-Mini	122	12/20/2024	35,913,056	35,004,850	(908,206)

Gross Unrealized Depreciation	(908,206)
See notes to financial statements.
15

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $16,458,174)—Note 1(c):
Unaffiliated issuers	412,967,338	2,376,492,189
Affiliated issuers	33,328,662	33,328,662
Cash collateral held by broker—Note 4		1,977,000
Receivable for shares of Common Stock subscribed		1,580,836
Dividends and securities lending income receivable		1,368,896
		2,414,747,583
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		1,016,498
Payable for futures variation margin—Note 4		712,117
Payable for shares of Common Stock redeemed		704,050
Liability for securities on loan—Note 1(c)		581,977
Directors’ fees and expenses payable		1,211
		3,015,853
Net Assets ($)		2,411,731,730
Composition of Net Assets ($):
Paid-in capital		236,197,327
Total distributable earnings (loss)		2,175,534,403
Net Assets ($)		2,411,731,730
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		39,215,634
Net Asset Value Per Share ($)		61.50
See notes to financial statements.
16

STATEMENT OF OPERATIONS
Year Ended October 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $8,182 foreign taxes withheld at source):
Unaffiliated issuers	32,705,874
Affiliated issuers	1,370,472
Interest	34,272
Income from securities lending—Note 1(c)	33,532
Total Income	34,144,150
Expenses:
Management fee—Note 3(a)	5,744,557
Shareholder servicing costs—Note 3(b)	5,744,557
Directors’ fees—Notes 3(a) and 3(c)	123,000
Loan commitment fees—Note 2	55,728
Total Expenses	11,667,842
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(123,000)
Net Expenses	11,544,842
Net Investment Income	22,599,308
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	202,022,946
Net realized gain (loss) on futures	8,849,386
Net Realized Gain (Loss)	210,872,332
Net change in unrealized appreciation (depreciation) on investments	468,905,357
Net change in unrealized appreciation (depreciation) on futures	(897,269)
Net Change in Unrealized Appreciation (Depreciation)	468,008,088
Net Realized and Unrealized Gain (Loss) on Investments	678,880,420
Net Increase in Net Assets Resulting from Operations	701,479,728
See notes to financial statements.
17

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	22,599,308	23,595,971
Net realized gain (loss) on investments	210,872,332	127,811,342
Net change in unrealized appreciation (depreciation) on investments	468,008,088	28,747,655
Net Increase (Decrease) in Net Assets Resulting from Operations	701,479,728	180,154,968
Distributions ($):
Distributions to shareholders	(149,998,944)	(198,845,595)
Capital Stock Transactions ($):
Net proceeds from shares sold	177,135,401	163,005,453
Distributions reinvested	145,298,718	193,006,792
Cost of shares redeemed	(400,203,174)	(318,865,373)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(77,769,055)	37,146,872
Total Increase (Decrease) in Net Assets	473,711,729	18,456,245
Net Assets ($):
Beginning of Period	1,938,020,001	1,919,563,756
End of Period	2,411,731,730	1,938,020,001
Capital Share Transactions (Shares):
Shares sold	3,175,609	3,376,306
Shares issued for distributions reinvested	2,860,211	4,445,113
Shares redeemed	(7,118,945)	(6,644,669)
Net Increase (Decrease) in Shares Outstanding	(1,083,125)	1,176,750
See notes to financial statements.
18

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	48.09	49.07	65.31	51.48	53.93
Investment Operations:
Net investment income(a)	.55	.57	.56	.56	.71
Net realized and unrealized gain (loss) on investments	16.61	3.59	(9.08)	19.58	4.07
Total from Investment Operations	17.16	4.16	(8.52)	20.14	4.78
Distributions:
Dividends from net investment income	(.59 )	(.62 )	(.58 )	(.75 )	(.85 )
Dividends from net realized gain on investments	(3.16)	(4.52)	(7.14)	(5.56)	(6.38)
Total Distributions	(3.75)	(5.14)	(7.72)	(6.31)	(7.23)
Net asset value, end of period	61.50	48.09	49.07	65.31	51.48
Total Return (%)	37.34	9.60	(15.03)	42.21	9.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	.98	1.19	1.03	.95	1.41
Portfolio Turnover Rate	2.42	1.98	1.89	3.31	2.43
Net Assets, end of period ($ x 1,000)	2,411,732	1,938,020	1,919,564	2,553,501	2,078,988

(a)	Based on average shares outstanding.
See notes to financial statements.
19

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon S&P 500 Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
20

NOTES TO FINANCIAL STATEMENTS (continued)
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,376,492,189	—	—	2,376,492,189
Investment Companies	33,328,662	—	—	33,328,662
Liabilities ($)
Other Financial Instruments:
Futures††	(908,206)	—	—	(908,206)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the
21

NOTES TO FINANCIAL STATEMENTS (continued)
fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $4,537 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	16,458,174	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	16,458,174	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(16,458,174)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
22

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $19,532,874, undistributed capital gains $206,083,865 and unrealized appreciation $1,949,917,664.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $23,750,698 and $24,003,665, and long-term capital gains $126,248,246 and $174,841,930, respectively.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2024, fees reimbursed by the Adviser amounted to $123,000.
(b) Under the Shareholder Services Plan, the fund pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, the fund was charged $5,744,557 pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $520,449, Shareholder Services Plan fees of $520,449, which are offset against an expense reimbursement currently in effect in the amount of $24,400.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2024, amounted to $54,655,567 and $269,616,279, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended October 31, 2024 is discussed below.
23

NOTES TO FINANCIAL STATEMENTS (continued)
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2024 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of October 31, 2024 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	-	Equity Risk	(908,206) (1)
Gross fair value of derivative contracts	-		(908,206)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2024 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	8,849,386	8,849,386
Total	8,849,386	8,849,386

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	(897,269)	(897,269)
Total	(897,269)	(897,269)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2024:
Average Market Value ($)
Futures:
Equity Futures Long	26,056,859
At October 31, 2024, the cost of investments for federal income tax purposes was $459,903,187; accordingly, accumulated net unrealized appreciation on investments was $1,949,917,664, consisting of $1,981,538,626 gross unrealized appreciation and $31,620,962 gross unrealized depreciation.
24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon S&P 500 Index Fund (the “Fund”) (one of the funds constituting  BNY Mellon Index Funds, Inc. (the “Company”)), including the statement of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Index Funds, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we preformed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 23, 2024
25

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable, but not less than $23,750,698 as ordinary income dividends paid during the year ended October 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 100.00% of ordinary income dividends paid during the year ended October 31, 2024 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. The fund also hereby reports $3.1601 per share as a long-term capital gain distribution paid on December 21, 2023.
26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
27

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
28

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.
29

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
30

© 2024 BNY Mellon Securities Corporation
Code-0078NCSRAR1024

BNY Mellon Smallcap Stock Index Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024

Class	Ticker
Investor	DISSX
I	DISIX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Smallcap Stock Index Fund
Statement of Investments
October 31, 2024

Description	Shares	Value ($)
Common Stocks — 99.2%
Automobiles & Components — 1.5%
Adient PLC (a)	70,973	1,386,103
American Axle & Manufacturing Holdings, Inc. (a)	99,764	563,667
Dana, Inc.	105,566	809,691
Dorman Products, Inc. (a)	22,700	2,588,481
Fox Factory Holding Corp. (a)	34,551	1,243,490
Gentherm, Inc. (a)	26,737	1,121,617
LCI Industries (b)	21,403	2,381,726
Patrick Industries, Inc.	18,607	2,344,110
Phinia, Inc.	36,467	1,698,633
Standard Motor Products, Inc.	17,501	563,357
Winnebago Industries, Inc. (b)	24,000	1,344,960
XPEL, Inc. (a),(b)	18,637	718,829
		16,764,664
Banks — 9.7%
Ameris Bancorp	53,530	3,318,325
Atlantic Union Bankshares Corp.	74,006	2,797,427
Axos Financial, Inc. (a)	45,365	3,072,118
Banc of California, Inc.	114,496	1,758,659
BancFirst Corp.	16,514	1,795,237
Bank of Hawaii Corp.	33,162	2,395,291
BankUnited, Inc.	62,492	2,208,467
Banner Corp.	28,814	1,845,249
Berkshire Hills Bancorp, Inc.	35,758	973,690
Brookline Bancorp, Inc.	75,453	848,846
Capitol Federal Financial, Inc.	98,136	632,487
Cathay General Bancorp	60,063	2,761,697
Central Pacific Financial Corp.	22,495	606,015
City Holding Co.	12,070	1,407,362
Comerica, Inc.	110,352	7,030,526
Community Financial System, Inc.	44,014	2,691,016
Customers Bancorp, Inc. (a)	24,869	1,147,207
CVB Financial Corp.	109,682	2,131,121
Dime Community Bancshares, Inc.	29,074	874,255
Eagle Bancorp, Inc.	25,068	657,032
FB Financial Corp.	28,674	1,410,761
First Bancorp/Puerto Rico	136,152	2,625,011
First Bancorp/Southern Pines NC	33,782	1,408,709
First Commonwealth Financial Corp.	84,077	1,382,226
First Financial Bancorp	78,974	2,020,155
First Hawaiian, Inc. (b)	106,456	2,633,721
Fulton Financial Corp.	152,023	2,753,137
Hanmi Financial Corp.	25,829	590,709
Heritage Financial Corp.	29,520	678,665
Hilltop Holdings, Inc.	37,942	1,162,163
Hope Bancorp, Inc.	99,668	1,234,887
Independent Bank Corp.	35,468	2,230,937
Independent Bank Group, Inc.	30,061	1,754,360
Lakeland Financial Corp.	20,884	1,358,922
3

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Banks — 9.7% (continued)
National Bank Holdings Corp., Cl. A	31,463	1,414,576
NBT Bancorp, Inc.	39,136	1,740,769
Northwest Bancshares, Inc.	107,643	1,430,575
OFG Bancorp	38,903	1,566,624
Pacific Premier Bancorp, Inc.	80,350	2,049,729
Park National Corp. (b)	12,048	2,081,653
Pathward Financial, Inc.	20,747	1,468,058
Preferred Bank	10,516	887,235
Provident Financial Services, Inc.	109,023	2,036,550
Renasant Corp. (b)	52,735	1,798,791
S&T Bancorp, Inc.	31,601	1,200,206
Seacoast Banking Corp. of Florida	70,079	1,871,109
ServisFirst Bancshares, Inc.	41,690	3,466,107
Simmons First National Corp., Cl. A	104,774	2,430,757
Southside Bancshares, Inc.	24,083	780,289
Stellar Bancorp, Inc.	39,093	1,064,111
The Bancorp, Inc. (a)	40,996	2,060,459
Tompkins Financial Corp.	10,191	657,727
Triumph Financial, Inc. (a)	18,158	1,604,622
TrustCo Bank Corp. NY	16,295	537,409
Trustmark Corp.	50,811	1,764,158
United Community Banks, Inc.	99,508	2,831,998
Veritex Holdings, Inc.	44,622	1,204,794
WaFd, Inc.	67,086	2,279,582
Westamerica BanCorp	22,706	1,169,813
WSFS Financial Corp.	49,383	2,428,162
		108,022,253
Capital Goods — 12.2%
AAR Corp. (a)	29,355	1,723,140
AeroVironment, Inc. (a)	23,275	5,003,194
Air Lease Corp. (b)	86,028	3,815,342
Alamo Group, Inc.	8,638	1,464,487
Albany International Corp., Cl. A	26,087	1,771,829
American Woodmark Corp. (a)	12,892	1,169,433
Apogee Enterprises, Inc.	18,348	1,373,164
Arcosa, Inc.	40,389	3,782,026
Armstrong World Industries, Inc.	36,491	5,092,319
Astec Industries, Inc.	19,425	617,327
AZZ, Inc.	24,724	1,883,474
Barnes Group, Inc.	38,174	1,785,016
Boise Cascade Co.	32,293	4,295,938
CSW Industrials, Inc.	13,902	4,908,796
DNOW, Inc. (a)	87,687	1,037,337
DXP Enterprises, Inc. (a)	10,930	536,444
Dycom Industries, Inc. (a)	24,306	4,237,265
Enerpac Tool Group Corp.	45,375	2,001,945
Enpro, Inc.	17,510	2,549,631
ESCO Technologies, Inc.	21,525	2,702,249
Federal Signal Corp.	51,069	4,165,698
4

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Capital Goods — 12.2% (continued)
Franklin Electric Co., Inc.	32,364	3,097,559
Gates Industrial Corp. PLC (a)	187,377	3,625,745
Gibraltar Industries, Inc. (a)	25,354	1,711,142
GMS, Inc. (a)	32,691	2,938,594
Granite Construction, Inc.	36,198	3,042,442
Griffon Corp.	34,052	2,141,190
Hayward Holdings, Inc. (a)	117,906	1,917,152
Hillenbrand, Inc.	58,177	1,602,776
Insteel Industries, Inc.	16,829	453,878
John Bean Technologies Corp.	26,555	2,958,758
Kennametal, Inc.	64,895	1,643,141
Lindsay Corp.	8,963	1,072,871
Masterbrand, Inc. (a)	106,029	1,904,281
MDU Resources Group, Inc.	170,512	4,919,271
Mercury Systems, Inc. (a)	42,062	1,360,706
Moog, Inc., Cl. A	24,024	4,530,926
Mueller Industries, Inc.	94,290	7,728,951
MYR Group, Inc. (a)	13,758	1,802,298
National Presto Industries, Inc.	3,995	287,360
Powell Industries, Inc. (b)	7,818	1,993,434
Proto Labs, Inc. (a)	21,447	587,648
Quanex Building Products Corp.	39,958	1,161,180
Resideo Technologies, Inc. (a)	121,086	2,381,762
Rush Enterprises, Inc., Cl. A	51,926	2,937,973
SPX Technologies, Inc. (a)	38,358	5,503,989
Standex International Corp.	9,788	1,799,817
Sunrun, Inc. (a),(b)	187,423	2,708,262
Tennant Co.	15,720	1,376,443
The Greenbrier Companies, Inc.	25,816	1,530,114
Titan International, Inc. (a),(b)	39,652	255,359
Trinity Industries, Inc.	68,993	2,365,080
Triumph Group, Inc. (a)	64,488	892,514
Vicor Corp. (a)	19,609	896,327
Wabash National Corp.	37,392	652,117
Zurn Elkay Water Solutions Corp. (b)	118,845	4,290,305
		135,987,419
Commercial & Professional Services — 3.4%
ABM Industries, Inc.	52,010	2,759,651
Brady Corp., Cl. A	36,640	2,606,570
CoreCivic, Inc. (a)	91,337	1,261,364
CSG Systems International, Inc.	23,147	1,078,882
Deluxe Corp.	37,637	706,070
Enviri Corp. (a)	68,174	522,213
Healthcare Services Group, Inc. (a)	60,923	668,325
Heidrick & Struggles International, Inc.	17,139	669,449
HNI Corp.	39,467	1,944,934
Interface, Inc.	48,826	852,990
Kelly Services, Inc., Cl. A	25,779	515,322
Korn Ferry	43,424	3,067,906
5

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Commercial & Professional Services — 3.4% (continued)
Liquidity Services, Inc. (a)	18,021	388,893
Matthews International Corp., Cl. A	26,033	606,309
MillerKnoll, Inc.	57,807	1,292,564
NV5 Global, Inc. (a)	43,236	987,943
Openlane, Inc. (a)	88,410	1,396,878
Pitney Bowes, Inc.	132,877	958,043
Robert Half, Inc.	85,363	5,814,074
The GEO Group, Inc. (a)	113,120	1,717,162
UniFirst Corp.	12,561	2,258,593
Verra Mobility Corp. (a)	137,286	3,565,317
Vestis Corp.	94,889	1,282,899
Viad Corp. (a)	17,379	650,670
		37,573,021
Consumer Discretionary Distribution & Retail — 4.3%
Academy Sports & Outdoors, Inc.	60,010	3,052,109
Advance Auto Parts, Inc.	49,724	1,774,649
American Eagle Outfitters, Inc.	148,104	2,901,357
Asbury Automotive Group, Inc. (a)	16,584	3,778,498
Bath & Body Works, Inc.	185,441	5,262,815
Boot Barn Holdings, Inc. (a)	25,445	3,169,175
Caleres, Inc.	29,151	870,157
Etsy, Inc. (a)	95,162	4,895,133
Foot Locker, Inc.	68,409	1,586,405
Group 1 Automotive, Inc.	10,895	3,969,266
Guess?, Inc.	23,667	402,102
Kohl’s Corp. (b)	92,369	1,706,979
Leslie’s, Inc. (a)	158,249	425,690
MarineMax, Inc. (a)	16,783	488,889
Monro, Inc.	25,443	697,393
National Vision Holdings, Inc. (a)	64,774	673,650
Sally Beauty Holdings, Inc. (a)	84,653	1,100,489
Shoe Carnival, Inc.	14,706	503,975
Signet Jewelers Ltd. (b)	37,204	3,410,863
Sonic Automotive, Inc., Cl. A	12,219	693,184
The Buckle, Inc.	25,100	1,068,256
The ODP Corp. (a)	27,733	860,555
Upbound Group, Inc.	39,658	1,159,600
Urban Outfitters, Inc. (a)	47,487	1,707,158
Victoria’s Secret & Co. (a)	65,062	1,968,776
		48,127,123
Consumer Durables & Apparel — 5.0%
Cavco Industries, Inc. (a)	6,865	2,813,243
Century Communities, Inc.	22,911	2,031,289
Ethan Allen Interiors, Inc.	18,748	518,757
G-III Apparel Group Ltd. (a)	33,688	1,020,073
Green Brick Partners, Inc. (a)	25,370	1,750,784
Hanesbrands, Inc. (a),(b)	293,566	2,040,284
Helen of Troy Ltd. (a)	19,329	1,230,291
Installed Building Products, Inc.	19,466	4,222,175
6

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Consumer Durables & Apparel — 5.0% (continued)
Kontoor Brands, Inc.	41,461	3,550,305
La-Z-Boy, Inc.	34,768	1,322,922
Leggett & Platt, Inc.	111,296	1,335,552
LGI Homes, Inc. (a)	17,147	1,741,449
M/I Homes, Inc. (a)	22,741	3,447,308
Meritage Homes Corp.	30,209	5,473,871
Newell Brands, Inc.	347,399	3,057,111
Oxford Industries, Inc. (b)	11,950	867,809
Sonos, Inc. (a)	99,988	1,252,850
Steven Madden Ltd.	60,056	2,700,718
Sturm Ruger & Co., Inc.	14,329	563,416
Topgolf Callaway Brands Corp. (a)	116,604	1,132,225
Tri Pointe Homes, Inc. (a)	77,744	3,143,190
VF Corp. (b)	276,507	5,726,460
Vista Outdoor, Inc. (a)	48,785	2,145,077
Wolverine World Wide, Inc.	67,357	1,036,624
Worthington Enterprises, Inc.	25,479	975,846
		55,099,629
Consumer Services — 3.2%
Adtalem Global Education, Inc. (a)	31,552	2,553,188
BJ’s Restaurants, Inc. (a)	19,718	731,341
Bloomin’ Brands, Inc.	62,376	1,034,818
Brinker International, Inc. (a)	36,943	3,794,416
Cracker Barrel Old Country Store, Inc. (b)	18,370	873,861
Dave & Buster’s Entertainment, Inc. (a)	25,985	959,626
Frontdoor, Inc. (a)	63,473	3,153,973
Golden Entertainment, Inc.	18,050	530,219
Jack in the Box, Inc. (b)	15,903	783,223
Mister Car Wash, Inc. (a)	75,658	568,192
Monarch Casino & Resort, Inc.	10,246	804,413
Papa John’s International, Inc.	27,021	1,415,630
Penn Entertainment, Inc. (a),(b)	125,233	2,473,352
Perdoceo Education Corp.	52,481	1,172,950
Sabre Corp. (a)	316,813	1,013,802
Shake Shack, Inc., Cl. A (a)	33,214	4,041,147
Six Flags Entertainment Corp.	78,018	3,074,689
Strategic Education, Inc.	20,262	1,761,983
Stride, Inc. (a),(b)	35,672	3,327,484
The Cheesecake Factory, Inc.	38,713	1,789,315
		35,857,622
Consumer Staples Distribution — .6%
Grocery Outlet Holding Corp. (a)	81,053	1,159,058
PriceSmart, Inc.	20,826	1,730,224
SpartanNash Co.	28,417	597,894
The Andersons, Inc.	26,421	1,199,513
The Chefs’ Warehouse, Inc. (a)	28,598	1,141,632
United Natural Foods, Inc. (a)	49,820	1,013,339
		6,841,660
7

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Energy — 4.5%
Archrock, Inc.	141,331	2,829,447
Bristow Group, Inc. (a)	20,626	684,164
Cactus, Inc., Cl. A (b)	55,524	3,292,018
California Resources Corp.	57,764	3,001,995
Comstock Resources, Inc. (b)	74,444	860,573
CONSOL Energy, Inc.	22,427	2,487,603
Core Laboratories, Inc. (b)	39,908	754,261
Crescent Energy Co., Cl. A	126,944	1,577,914
CVR Energy, Inc. (b)	28,657	455,646
Dorian LPG Ltd.	30,057	867,144
Green Plains, Inc. (a)	52,963	647,738
Helix Energy Solutions Group, Inc. (a)	116,909	1,081,408
Helmerich & Payne, Inc.	82,515	2,772,504
Innovex International, Inc. (a)	28,063	398,214
Liberty Energy, Inc. (b)	138,444	2,363,239
Magnolia Oil & Gas Corp., Cl. A (b)	155,321	3,926,515
Nabors Industries Ltd. (a),(b)	7,354	547,211
Northern Oil & Gas, Inc.	83,120	3,013,100
Oceaneering International, Inc. (a)	84,552	2,063,069
Par Pacific Holdings, Inc. (a)	47,224	729,611
Patterson-UTI Energy, Inc.	297,305	2,280,329
Peabody Energy Corp.	105,480	2,770,960
ProPetro Holding Corp. (a)	68,341	472,236
REX American Resources Corp. (a)	13,371	598,085
RPC, Inc. (b)	65,967	374,693
SM Energy Co.	94,666	3,973,132
Talos Energy, Inc. (a)	102,032	1,042,767
Tidewater, Inc. (a)	39,981	2,401,659
Vital Energy, Inc. (a),(b)	22,653	617,747
World Kinect Corp.	48,648	1,272,145
		50,157,127
Equity Real Estate Investment Trusts — 6.8%
Acadia Realty Trust (c)	87,239	2,136,483
Alexander & Baldwin, Inc. (c)	61,581	1,146,022
American Assets Trust, Inc. (c)	38,954	1,049,810
Apple Hospitality REIT, Inc. (c)	185,088	2,733,750
Armada Hoffler Properties, Inc. (c)	56,843	615,610
Brandywine Realty Trust (c)	141,286	716,320
CareTrust REIT, Inc. (c)	127,626	4,169,541
Centerspace (c)	13,120	913,939
Curbline Properties Corp. (a),(c)	79,396	1,796,731
DiamondRock Hospitality Co. (c)	170,346	1,459,865
Douglas Emmett, Inc. (c)	138,699	2,467,455
Easterly Government Properties, Inc. (c)	79,670	1,080,325
Elme Communities (c)	72,700	1,226,449
Essential Properties Realty Trust, Inc. (b),(c)	144,931	4,592,863
Four Corners Property Trust, Inc. (c)	76,760	2,115,506
Getty Realty Corp. (c)	41,178	1,292,577
Global Net Lease, Inc. (b),(c)	163,746	1,275,581
8

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Equity Real Estate Investment Trusts — 6.8% (continued)
Highwoods Properties, Inc. (b),(c)	88,418	2,965,540
Hudson Pacific Properties, Inc. (c)	113,687	491,128
Innovative Industrial Properties, Inc. (c)	23,378	3,020,204
JBG SMITH Properties (c)	71,972	1,223,524
LTC Properties, Inc. (c)	35,925	1,372,335
LXP Industrial Trust (c)	246,240	2,324,506
Medical Properties Trust, Inc. (b),(c)	501,709	2,322,913
NexPoint Residential Trust, Inc. (c)	18,843	784,811
Outfront Media, Inc. (c)	115,138	2,044,851
Pebblebrook Hotel Trust (c)	99,982	1,197,784
Phillips Edison & Co., Inc. (c)	102,817	3,887,511
Retail Opportunity Investments Corp. (c)	106,065	1,644,008
Safehold, Inc. (b),(c)	38,080	810,342
Saul Centers, Inc. (c)	10,657	417,115
Service Properties Trust (b),(c)	138,468	443,098
SITE Centers Corp. (c)	39,698	633,183
SL Green Realty Corp. (c)	53,809	4,068,498
Summit Hotel Properties, Inc. (c)	89,846	549,858
Sunstone Hotel Investors, Inc. (c)	169,748	1,712,757
Tanger, Inc. (c)	90,550	3,008,977
The Macerich Company (c)	180,565	3,376,566
Uniti Group, Inc. (b),(c)	207,634	1,052,704
Universal Health Realty Income Trust (c)	10,346	409,288
Urban Edge Properties (c)	99,805	2,219,663
Veris Residential, Inc. (c)	66,385	1,093,361
Whitestone REIT (c)	37,615	518,335
Xenia Hotels & Resorts, Inc. (c)	83,880	1,188,580
		75,570,267
Financial Services — 7.3%
Apollo Commercial Real Estate Finance, Inc. (b),(c)	104,928	932,810
Arbor Realty Trust, Inc. (b),(c)	157,946	2,328,124
ARMOUR Residential REIT, Inc. (b),(c)	39,619	742,856
Artisan Partners Asset Management, Inc., Cl. A	57,707	2,544,879
BGC Group, Inc., Cl. A	316,904	2,969,391
Blackstone Mortgage Trust, Inc., Cl. A (b),(c)	144,060	2,623,333
Bread Financial Holdings, Inc.	41,497	2,068,626
Brightsphere Investment Group, Inc.	23,641	623,886
Cohen & Steers, Inc. (b)	22,295	2,202,077
Donnelley Financial Solutions, Inc. (a)	21,924	1,279,046
Ellington Financial, Inc. (b),(c)	72,080	871,447
Encore Capital Group, Inc. (a)	20,003	913,737
Enova International, Inc. (a)	22,044	1,915,844
EVERTEC, Inc.	52,969	1,735,265
EZCORP, Inc., Cl. A (a)	40,634	466,885
Franklin BSP Realty Trust, Inc. (c)	67,795	882,013
Green Dot Corp., Cl. A (a)	45,352	515,199
HA Sustainable Infrastructure Capital, Inc. (b)	96,668	3,382,413
Jackson Financial, Inc., Cl. A	62,492	6,246,075
KKR Real Estate Finance Trust, Inc. (c)	49,832	577,553
9

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Financial Services — 7.3% (continued)
Moelis & Co., Cl. A	58,628	3,892,899
Mr. Cooper Group, Inc. (a)	53,782	4,762,396
Navient Corp.	64,480	917,550
NCR Atleos Corp. (a)	60,173	1,575,329
New York Mortgage Trust, Inc. (c)	75,474	435,485
NMI Holdings, Inc. (a)	66,448	2,570,209
Payoneer Global, Inc. (a)	210,928	1,818,199
PennyMac Mortgage Investment Trust (b),(c)	71,244	960,369
Piper Sandler Cos.	13,215	3,748,303
PJT Partners, Inc., Cl. A	19,849	2,758,217
PRA Group, Inc. (a)	33,523	675,824
PROG Holdings, Inc.	35,260	1,539,804
Radian Group, Inc.	125,102	4,367,311
Ready Capital Corp. (b),(c)	141,812	971,412
Redwood Trust, Inc. (b),(c)	112,567	823,990
StepStone Group, Inc., Cl. A	52,424	3,152,255
StoneX Group, Inc. (a)	23,580	2,123,143
Two Harbors Investment Corp. (c)	85,526	983,549
Virtu Financial, Inc., Cl. A	68,419	2,118,252
Virtus Investment Partners, Inc.	5,452	1,179,649
Walker & Dunlop, Inc.	26,587	2,907,820
WisdomTree, Inc.	97,731	1,011,516
World Acceptance Corp. (a)	2,557	291,754
		81,406,694
Food, Beverage & Tobacco — 1.4%
B&G Foods, Inc.	66,817	569,281
Cal-Maine Foods, Inc.	33,837	2,970,212
Fresh Del Monte Produce, Inc.	28,510	915,456
J & J Snack Foods Corp.	12,990	2,131,919
John B Sanfilippo & Son, Inc.	7,669	632,769
MGP Ingredients, Inc. (b)	11,603	557,408
National Beverage Corp.	19,757	892,819
The Hain Celestial Group, Inc. (a)	76,488	667,740
The Simply Good Foods Co. (a)	75,286	2,534,127
Tootsie Roll Industries, Inc.	13,582	396,187
TreeHouse Foods, Inc. (a)	38,851	1,413,399
Universal Corp.	20,982	1,068,403
WK Kellogg Co. (b)	56,298	936,236
		15,685,956
Health Care Equipment & Services — 6.6%
AdaptHealth Corp. (a)	89,539	921,356
Addus HomeCare Corp. (a)	14,813	1,843,033
AMN Healthcare Services, Inc. (a),(b)	31,431	1,192,492
Artivion, Inc. (a)	30,912	813,913
Astrana Health, Inc. (a)	34,354	1,847,558
Avanos Medical, Inc. (a)	38,551	720,133
Certara, Inc. (a)	92,028	938,686
CONMED Corp.	25,548	1,743,396
CorVel Corp. (a)	7,604	2,264,623
10

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Health Care Equipment & Services — 6.6% (continued)
Embecta Corp.	46,725	657,888
Fulgent Genetics, Inc. (a)	17,033	365,358
Glaukos Corp. (a)	45,874	6,066,837
HealthStream, Inc.	20,839	609,228
Hims & Hers Health, Inc. (a)	157,679	2,969,096
ICU Medical, Inc. (a)	20,290	3,464,112
Inari Medical, Inc. (a)	41,799	2,023,072
Inspire Medical Systems, Inc. (a)	24,936	4,863,517
Integer Holdings Corp. (a)	28,046	3,484,716
Integra LifeSciences Holdings Corp. (a)	56,673	1,063,185
LeMaitre Vascular, Inc.	16,821	1,486,808
Merit Medical Systems, Inc. (a)	48,458	4,780,866
National HealthCare Corp.	10,185	1,181,766
NeoGenomics, Inc. (a)	106,442	1,446,547
Omnicell, Inc. (a)	38,192	1,857,659
Owens & Minor, Inc. (a)	62,179	790,295
Patterson Cos., Inc.	64,943	1,364,452
Pediatrix Medical Group, Inc. (a)	70,764	871,812
Premier, Inc., Cl. A	86,878	1,750,592
Privia Health Group, Inc. (a)	84,422	1,549,988
Progyny, Inc. (a)	66,544	1,001,487
QuidelOrtho Corp. (a),(b)	48,291	1,837,473
RadNet, Inc. (a)	53,848	3,502,274
Schrodinger, Inc. (a),(b)	45,299	797,036
Select Medical Holdings Corp.	87,262	2,799,365
Simulations Plus, Inc. (b)	13,423	365,374
STAAR Surgical Co. (a)	40,691	1,179,632
Tandem Diabetes Care, Inc. (a)	54,775	1,718,292
TransMedics Group, Inc. (a),(b)	27,719	2,272,126
U.S. Physical Therapy, Inc.	12,686	1,017,163
UFP Technologies, Inc. (a),(b)	6,023	1,608,141
		73,031,347
Household & Personal Products — .9%
Central Garden & Pet Co. (a),(b)	7,608	260,954
Central Garden & Pet Co., Cl. A (a)	43,087	1,255,555
Edgewell Personal Care Co.	40,878	1,428,686
Energizer Holdings, Inc.	54,240	1,739,477
Inter Parfums, Inc.	14,935	1,808,181
USANA Health Sciences, Inc. (a)	9,583	353,996
WD-40 Co.	11,237	2,944,881
		9,791,730
Insurance — 2.4%
Ambac Financial Group, Inc. (a)	37,035	418,866
AMERISAFE, Inc.	15,961	862,692
Assured Guaranty Ltd.	41,148	3,434,212
Employers Holdings, Inc.	20,383	993,060
Genworth Financial, Inc. (a)	356,816	2,404,940
Goosehead Insurance, Inc., Cl. A (a)	20,206	2,200,433
HCI Group, Inc. (b)	7,148	809,940
11

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Insurance — 2.4% (continued)
Horace Mann Educators Corp.	33,710	1,255,360
Lincoln National Corp. (b)	142,086	4,937,488
Mercury General Corp.	22,033	1,490,092
Palomar Holdings, Inc. (a)	21,895	1,965,514
ProAssurance Corp. (a)	41,613	619,618
Safety Insurance Group, Inc.	12,692	993,339
SiriusPoint Ltd. (a)	80,608	1,059,189
Stewart Information Services Corp.	22,979	1,580,955
Trupanion, Inc. (a)	27,621	1,513,078
United Fire Group, Inc.	18,389	361,160
		26,899,936
Materials — 5.3%
AdvanSix, Inc.	22,772	646,042
Alpha Metallurgical Resources, Inc.	9,128	1,901,362
Arch Resources, Inc.	15,088	2,214,315
ATI, Inc. (a)	103,392	5,449,792
Balchem Corp.	26,895	4,500,340
Carpenter Technology Corp.	41,527	6,208,286
Century Aluminum Co. (a)	43,196	762,409
Clearwater Paper Corp. (a)	13,592	342,382
Hawkins, Inc.	15,935	1,703,452
Haynes International, Inc.	10,663	643,619
HB Fuller Co.	44,947	3,289,221
Ingevity Corp. (a)	30,732	1,284,290
Innospec, Inc.	20,746	2,236,004
Kaiser Aluminum Corp.	13,556	1,006,669
Koppers Holdings, Inc.	17,498	595,107
Materion Corp.	17,311	1,759,317
Mativ Holdings, Inc.	45,256	699,205
Metallus, Inc. (a)	32,058	451,697
Minerals Technologies, Inc.	26,852	2,021,687
MP Materials Corp. (a)	101,318	1,822,711
Myers Industries, Inc.	33,211	391,226
O-I Glass, Inc. (a)	129,224	1,435,679
Quaker Chemical Corp.	11,384	1,725,587
Sealed Air Corp.	121,065	4,380,132
Sensient Technologies Corp.	35,316	2,665,652
Stepan Co.	17,546	1,269,278
SunCoke Energy, Inc.	71,265	734,742
Sylvamo Corp.	28,634	2,434,463
Warrior Met Coal, Inc.	43,917	2,772,480
Worthington Steel, Inc.	29,289	1,120,011
		58,467,157
Media & Entertainment — 2.5%
Cable One, Inc. (b)	3,805	1,299,636
CarGurus, Inc. (a)	73,020	2,265,080
Cars.com, Inc. (a)	51,760	827,642
Cinemark Holdings, Inc. (a)	89,500	2,662,625
EchoStar Corp., Cl. A (a),(b)	101,197	2,535,997
12

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Media & Entertainment — 2.5% (continued)
IAC, Inc. (a)	58,618	2,810,733
John Wiley & Sons, Inc., Cl. A	34,406	1,696,216
Madison Square Garden Sports Corp. (a)	13,955	3,107,779
QuinStreet, Inc. (a)	45,520	955,920
Scholastic Corp.	20,983	521,008
Shutterstock, Inc.	20,566	659,963
TechTarget, Inc. (a)	21,953	635,430
TEGNA, Inc.	136,857	2,248,561
Thryv Holdings, Inc. (a)	29,209	420,025
TripAdvisor, Inc. (a)	90,734	1,455,373
Yelp, Inc. (a)	55,843	1,906,480
Ziff Davis, Inc. (a)	37,085	1,715,923
		27,724,391
Pharmaceuticals, Biotechnology & Life Sciences — 4.3%
ADMA Biologics, Inc. (a)	193,467	3,155,447
Alkermes PLC (a)	136,614	3,510,980
Amphastar Pharmaceuticals, Inc. (a),(b)	31,487	1,591,038
ANI Pharmaceuticals, Inc. (a)	13,992	800,972
Arcus Biosciences, Inc. (a)	45,939	702,867
BioLife Solutions, Inc. (a)	30,653	717,280
Catalyst Pharmaceuticals, Inc. (a)	93,137	2,030,387
Collegium Pharmaceutical, Inc. (a),(b)	27,353	933,831
Corcept Therapeutics, Inc. (a)	77,248	3,782,835
Cytek Biosciences, Inc. (a)	85,537	422,980
Dynavax Technologies Corp. (a),(b)	99,369	1,177,523
Fortrea Holdings, Inc. (a),(b)	74,303	1,249,776
Harmony Biosciences Holdings, Inc. (a)	25,638	823,749
Innoviva, Inc. (a)	46,383	907,251
Ironwood Pharmaceuticals, Inc. (a)	122,827	485,167
Krystal Biotech, Inc. (a)	20,970	3,617,954
Ligand Pharmaceuticals, Inc. (a)	15,136	1,599,875
Mesa Laboratories, Inc.	4,587	523,101
Myriad Genetics, Inc. (a)	75,748	1,663,426
Organon & Co.	214,775	4,033,474
Pacira BioSciences, Inc. (a)	39,788	660,481
Phibro Animal Health Corp., Cl. A	15,837	366,151
Prestige Consumer Healthcare, Inc. (a)	41,499	3,060,551
Protagonist Therapeutics, Inc. (a)	49,270	2,258,537
REGENXBIO, Inc. (a)	37,284	320,270
Supernus Pharmaceuticals, Inc. (a)	45,752	1,558,771
TG Therapeutics, Inc. (a),(b)	111,361	2,790,707
Vericel Corp. (a)	40,741	1,794,234
Vir Biotechnology, Inc. (a)	76,044	569,570
Xencor, Inc. (a)	51,006	1,071,636
		48,180,821
Real Estate Management & Development — .6%
Cushman & Wakefield PLC (a)	191,472	2,594,446
eXp World Holdings, Inc. (b)	69,876	930,748
Kennedy-Wilson Holdings, Inc.	99,638	1,065,130
13

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Real Estate Management & Development — .6% (continued)
Marcus & Millichap, Inc.	20,112	761,038
The St. Joe Company	31,740	1,640,958
		6,992,320
Semiconductors & Semiconductor Equipment — 2.6%
Alpha & Omega Semiconductor Ltd. (a)	20,171	666,450
Axcelis Technologies, Inc. (a)	26,933	2,297,654
CEVA, Inc. (a)	19,558	456,386
Cohu, Inc. (a)	39,795	991,691
Diodes, Inc. (a)	38,780	2,267,854
FormFactor, Inc. (a)	63,969	2,429,543
Ichor Holdings Ltd. (a)	27,879	759,982
Impinj, Inc. (a)	18,920	3,594,611
Kulicke & Soffa Industries, Inc.	45,290	2,031,709
MaxLinear, Inc. (a)	63,299	820,988
PDF Solutions, Inc. (a)	26,436	748,668
Penguin Solutions, Inc. (a)	44,620	671,531
Photronics, Inc. (a)	52,472	1,196,362
Semtech Corp. (a)	62,897	2,779,418
SiTime Corp. (a)	15,699	2,653,288
SolarEdge Technologies, Inc. (a)	48,681	830,498
Ultra Clean Holdings, Inc. (a)	37,329	1,248,655
Veeco Instruments, Inc. (a)	47,012	1,353,005
Wolfspeed, Inc. (a),(b)	104,249	1,387,554
		29,185,847
Software & Services — 4.4%
A10 Networks, Inc.	60,483	886,076
ACI Worldwide, Inc. (a)	87,174	4,288,961
Adeia, Inc.	92,009	1,143,672
Agilysys, Inc. (a)	18,482	1,848,939
Alarm.com Holdings, Inc. (a)	41,240	2,199,329
BlackLine, Inc. (a)	43,127	2,387,942
Box, Inc., Cl. A (a)	120,803	3,836,703
Clear Secure, Inc., Cl. A	77,263	2,841,733
DigitalOcean Holdings, Inc. (a),(b)	52,901	2,093,822
DoubleVerify Holdings, Inc. (a)	117,610	2,005,251
DXC Technology Co. (a)	150,103	2,981,046
Envestnet, Inc. (a)	41,591	2,611,083
InterDigital, Inc.	20,932	3,149,010
Liveramp Holdings, Inc. (a)	55,166	1,380,805
MARA Holdings, Inc. (a),(b)	244,772	4,104,826
N-able, Inc. (a)	58,283	712,801
NCR Voyix Corp. (a)	119,984	1,536,995
Progress Software Corp. (b)	35,827	2,296,152
SolarWinds Corp.	44,273	579,091
Sprinklr, Inc., Cl. A (a)	102,101	758,610
SPS Commerce, Inc. (a)	30,748	5,073,420
		48,716,267
Technology Hardware & Equipment — 4.1%
Advanced Energy Industries, Inc.	31,488	3,417,393
14

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Technology Hardware & Equipment — 4.1% (continued)
Arlo Technologies, Inc. (a)	84,897	862,553
Badger Meter, Inc.	24,593	4,919,830
Benchmark Electronics, Inc.	29,928	1,295,882
Calix, Inc. (a)	48,877	1,729,268
Corsair Gaming, Inc. (a)	37,623	241,352
CTS Corp.	24,798	1,227,253
Digi International, Inc. (a)	30,976	897,375
ePlus, Inc. (a)	22,049	1,961,258
Extreme Networks, Inc. (a)	108,627	1,621,801
Harmonic, Inc. (a)	96,319	1,068,178
Insight Enterprises, Inc. (a)	23,389	4,091,204
Itron, Inc. (a)	37,302	4,168,871
Knowles Corp. (a)	71,918	1,245,620
NETSCOUT Systems, Inc. (a)	58,712	1,234,713
OSI Systems, Inc. (a)	13,088	1,730,364
PC Connection, Inc.	10,061	640,383
Plexus Corp. (a)	22,596	3,256,084
Rogers Corp. (a)	14,045	1,408,433
Sanmina Corp. (a)	45,339	3,178,264
ScanSource, Inc. (a)	18,709	793,449
TTM Technologies, Inc. (a)	84,724	1,901,207
Viasat, Inc. (a)	71,509	686,486
Viavi Solutions, Inc. (a)	185,065	1,706,299
Xerox Holdings Corp.	94,547	772,449
		46,055,969
Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc.	35,108	2,818,119
Consolidated Communications Holdings, Inc. (a)	59,942	277,831
Gogo, Inc. (a)	50,974	333,880
Lumen Technologies, Inc. (a)	850,328	5,433,596
Shenandoah Telecommunications Co.	39,148	541,808
Telephone & Data Systems, Inc.	81,045	2,411,089
		11,816,323
Transportation — 2.5%
Alaska Air Group, Inc. (a)	104,665	5,014,500
Allegiant Travel Co. (b)	11,800	767,118
ArcBest Corp.	19,671	2,049,325
Forward Air Corp. (b)	16,314	576,374
Heartland Express, Inc.	36,862	398,294
Hertz Global Holdings, Inc. (a),(b)	104,474	290,438
Hub Group, Inc., Cl. A	51,290	2,225,473
JetBlue Airways Corp. (a),(b)	247,485	1,410,664
Marten Transport Ltd.	49,106	760,161
Matson, Inc.	27,810	4,307,491
RXO, Inc. (a)	113,927	3,211,602
Schneider National, Inc., Cl. B	39,546	1,118,361
SkyWest, Inc. (a)	33,592	3,197,958
15

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Transportation — 2.5% (continued)
Sun Country Airlines Holdings, Inc. (a)	33,822	475,199
Werner Enterprises, Inc.	51,281	1,891,756
		27,694,714
Utilities — 2.0%
American States Water Co.	31,221	2,574,484
Avista Corp.	65,363	2,449,805
California Water Service Group	48,865	2,539,025
Chesapeake Utilities Corp.	18,684	2,238,156
Clearway Energy, Inc., Cl. A	29,926	797,229
Clearway Energy, Inc., Cl. C	68,722	1,950,330
MGE Energy, Inc.	29,945	2,709,723
Middlesex Water Co.	15,248	933,025
Northwest Natural Holding Co.	31,582	1,228,224
Otter Tail Corp.	35,076	2,754,168
SJW Group	24,584	1,368,345
Unitil Corp.	13,495	781,226
		22,323,740
Total Common Stocks (cost $761,562,321)		1,103,973,997
Exchange-Traded Funds — .3%
Registered Investment Companies — .3%
iShares Core S&P Small-Cap ETF (cost $3,716,912)	32,494	3,701,716

	Number of Rights
Rights — .0%
Pharmaceuticals, Biotechnology & Life Sciences — .0%
Omniab Operations, Inc.-Earnout 12.5	9,476	0
Omniab Operations, Inc.-Earnout 15.0	9,476	0
Total Rights (cost $33,892)		0

	1-Day Yield (%)	Shares
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $4,209,742)	4.95	4,209,742	4,209,742
16

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $9,207,995)	4.95	9,207,995	9,207,995
Total Investments (cost $778,730,862)		100.7%	1,121,093,450
Liabilities, Less Cash and Receivables		(0.7%)	(7,787,507)
Net Assets		100.0%	1,113,305,943

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $109,014,373 and the value of the collateral was
$114,000,339, consisting of cash collateral of $9,207,995 and U.S. Government & Agency securities valued at $104,792,344.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	1,123,655	101,301,642	(98,215,555)	4,209,742	174,417
Investment of Cash Collateral for Securities Loaned - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	11,687,453	151,884,926	(154,364,384)	9,207,995	354,582††
Total - 1.2%	12,811,108	253,186,568	(252,579,939)	13,417,737	528,999

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-Mini Russell 2000	50	12/20/2024	5,518,858	5,521,500	2,642

Gross Unrealized Appreciation	2,642
See notes to financial statements.
17

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $109,014,373)—Note 1(c):
Unaffiliated issuers	765,313,125	1,107,675,713
Affiliated issuers	13,417,737	13,417,737
Cash collateral held by broker—Note 4		407,000
Receivable for shares of Common Stock subscribed		1,058,113
Receivable for investment securities sold		778,854
Dividends and securities lending income receivable		401,620
		1,123,739,037
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		427,651
Liability for securities on loan—Note 1(c)		9,207,995
Payable for shares of Common Stock redeemed		653,446
Payable for futures variation margin—Note 4		96,750
Directors’ fees and expenses payable		47,252
		10,433,094
Net Assets ($)		1,113,305,943
Composition of Net Assets ($):
Paid-in capital		631,295,202
Total distributable earnings (loss)		482,010,741
Net Assets ($)		1,113,305,943

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	869,834,235	243,471,708
Shares Outstanding	31,642,388	8,875,837
Net Asset Value Per Share ($)	27.49	27.43
See notes to financial statements.
18

STATEMENT OF OPERATIONS
Year Ended October 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $18,715 foreign taxes withheld at source):
Unaffiliated issuers	19,472,286
Affiliated issuers	174,417
Income from securities lending—Note 1(c)	354,582
Interest	36,330
Total Income	20,037,615
Expenses:
Management fee—Note 3(a)	2,832,573
Shareholder servicing costs—Note 3(b)	2,238,252
Directors’ fees—Notes 3(a) and 3(c)	34,730
Interest expense—Note 2	30,210
Loan commitment fees—Note 2	27,943
Total Expenses	5,163,708
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(34,730)
Net Expenses	5,128,978
Net Investment Income	14,908,637
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	160,993,161
Net realized gain (loss) on futures	1,054,047
Net Realized Gain (Loss)	162,047,208
Net change in unrealized appreciation (depreciation) on investments	117,823,866
Net change in unrealized appreciation (depreciation) on futures	563,653
Net Change in Unrealized Appreciation (Depreciation)	118,387,519
Net Realized and Unrealized Gain (Loss) on Investments	280,434,727
Net Increase in Net Assets Resulting from Operations	295,343,364
See notes to financial statements.
19

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	14,908,637	17,407,967
Net realized gain (loss) on investments	162,047,208	95,284,235
Net change in unrealized appreciation (depreciation) on investments	118,387,519	(208,355,237)
Net Increase (Decrease) in Net Assets Resulting from Operations	295,343,364	(95,663,035)
Distributions ($):
Distributions to shareholders:
Investor Shares	(85,214,975)	(128,234,182)
Class I	(22,526,163)	(34,726,177)
Total Distributions	(107,741,138)	(162,960,359)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	67,928,010	76,106,504
Class I	46,780,979	53,324,988
Distributions reinvested:
Investor Shares	84,450,762	127,189,819
Class I	19,999,337	28,451,242
Cost of shares redeemed:
Investor Shares	(279,670,676)	(259,949,732)
Class I	(85,756,868)	(102,144,416)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(146,268,456)	(77,021,595)
Total Increase (Decrease) in Net Assets	41,333,770	(335,644,989)
Net Assets ($):
Beginning of Period	1,071,972,173	1,407,617,162
End of Period	1,113,305,943	1,071,972,173

Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	2,601,574	2,958,940
Shares issued for distributions reinvested	3,274,555	5,202,037
Shares redeemed	(10,753,057)	(10,150,454)
Net Increase (Decrease) in Shares Outstanding	(4,876,928)	(1,989,477)
Class I(a)
Shares sold	1,797,773	2,091,461
Shares issued for distributions reinvested	778,791	1,168,429
Shares redeemed	(3,315,021)	(3,978,471)
Net Increase (Decrease) in Shares Outstanding	(738,457)	(718,581)

(a)
During the period ended October 31, 2024, 36,037 Investor shares representing $952,797 were exchanged for 36,150 Class I shares and during the period
October 31, 2023, 223 Investor shares representing $5,457 were exchanged for 224 Class I shares.

See notes to financial statements.
20

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Investor Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.24	28.82	36.44	24.77	29.19
Investment Operations:
Net investment income(a)	.33	.34	.30	.27	.25
Net realized and unrealized gain (loss) on investments	6.37	(2.52)	(4.32)	13.63	(2.27)
Total from Investment Operations	6.70	(2.18)	(4.02)	13.90	(2.02)
Distributions:
Dividends from net investment income	(.37 )	(.34 )	(.30 )	(.27 )	(.33 )
Dividends from net realized gain on investments	(2.08)	(3.06)	(3.30)	(1.96)	(2.07)
Total Distributions	(2.45)	(3.40)	(3.60)	(2.23)	(2.40)
Net asset value, end of period	27.49	23.24	28.82	36.44	24.77
Total Return (%)	29.52	(8.13)	(12.29)	58.22	(8.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	.51	.51	.51	.52
Ratio of net expenses to average net assets	.51	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.27	1.30	.99	.79	1.00
Portfolio Turnover Rate	40.52	37.96	25.75	26.70	40.49
Net Assets, end of period ($ x 1,000)	869,834	848,876	1,110,002	1,519,919	1,159,850

(a)	Based on average shares outstanding.
See notes to financial statements.
21

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.20	28.80	36.43	24.76	29.19
Investment Operations:
Net investment income(a)	.40	.40	.38	.35	.29
Net realized and unrealized gain (loss) on investments	6.35	(2.51)	(4.32)	13.62	(2.24)
Total from Investment Operations	6.75	(2.11)	(3.94)	13.97	(1.95)
Distributions:
Dividends from net investment income	(.44 )	(.43 )	(.39 )	(.34 )	(.41 )
Dividends from net realized gain on investments	(2.08)	(3.06)	(3.30)	(1.96)	(2.07)
Total Distributions	(2.52)	(3.49)	(3.69)	(2.30)	(2.48)
Net asset value, end of period	27.43	23.20	28.80	36.43	24.76
Total Return (%)	29.83	(7.90)	(12.08)	58.63	(7.79)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26	.26	.26	.26	.27
Ratio of net expenses to average net assets	.26	.25	.25	.25	.25
Ratio of net investment income to average net assets	1.52	1.55	1.24	1.03	1.17
Portfolio Turnover Rate	40.52	37.96	25.75	26.70	40.49
Net Assets, end of period ($ x 1,000)	243,472	223,096	297,615	413,833	270,454

(a)	Based on average shares outstanding.
See notes to financial statements.
22

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Smallcap Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two authorized classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
23

NOTES TO FINANCIAL STATEMENTS (continued)
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,103,973,997	—	—	1,103,973,997
Exchange-Traded Funds	3,701,716	—	—	3,701,716
Rights	—	0	—	0
Investment Companies	13,417,737	—	—	13,417,737
Other Financial Instruments:
Futures††	2,642	—	—	2,642

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and
24

NOTES TO FINANCIAL STATEMENTS (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $48,337 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	109,014,373	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	109,014,373	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(109,014,373)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not
25

NOTES TO FINANCIAL STATEMENTS (continued)
to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $12,389,693, undistributed capital gains $138,707,875 and unrealized appreciation $330,913,173.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $16,948,957 and $17,101,195, and long-term capital gains $90,792,181 and $145,859,164, respectively.
During the period ended October 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $19,526,415 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended October 31, 2024, the fund was charged $30,210 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2024 was approximately $471,858 with a related weighted average annualized interest rate of 6.40%. As of October 31, 2024, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended October 31, 2024, fees reimbursed by the Adviser amounted to $34,730.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Investor shares were charged $2,238,252 pursuant to the Shareholder Services Plan.
26

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $241,208, Shareholder Services Plan fees of $188,613, which are offset against an expense reimbursement currently in effect in the amount of $2,170.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2024, amounted to $458,272,301 and $702,159,172, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended October 31, 2024 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2024 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of October 31, 2024 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	2,642 (1)	Equity Risk	-
Gross fair value of derivative contracts	2,642		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2024 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	1,054,047	1,054,047
Total	1,054,047	1,054,047
27

NOTES TO FINANCIAL STATEMENTS (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	563,653	563,653
Total	563,653	563,653

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2024:
Average Market Value ($)
Futures:
Equity Futures Long	5,736,111
At October 31, 2024, the cost of investments for federal income tax purposes was $790,180,278; accordingly, accumulated net unrealized appreciation on investments was $330,913,172, consisting of  $436,088,148 gross unrealized appreciation and $105,174,976 gross unrealized depreciation.
28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Smallcap Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Smallcap Stock Index Fund (the “Fund”) (one of the funds constituting  BNY Mellon Index Funds, Inc. (the “Company”)), including the statement of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Index Funds, Inc.) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we preformed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 23, 2024
29

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable, but not less than $14,516,212 as ordinary income dividends paid during the year ended October 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 83.60% of ordinary income dividends paid during the year ended October 31, 2024 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. The fund also hereby reports $2.0755 per share as a long-term capital gain distribution paid on December 21, 2023.
30

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
31

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
32

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.
33

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
34

© 2024 BNY Mellon Securities Corporation
Code-0077NCSRAR1024

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Index Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 18, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 18, 2024

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)